UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02968-99

Name of Registrant:	Vanguard Trustees’ Equity Fund
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2020—April 30, 2021

Item 1: Reports to Shareholders

Semiannual Report  |  April 30, 2021
Vanguard International Value Fund

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended April 30, 2021
International Value Fund	Beginning Account Value 10/31/2020	Ending Account Value 4/30/2021	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$1,363.20	$2.05
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.06	1.76
The calculations are based on expenses incurred in the most recent six-month period. The fund's annualized six-month expense ratio for that period is 0.35%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

International Value Fund
Fund Allocation
As of April 30, 2021
Communication Services	5.5%
Consumer Discretionary	15.4
Consumer Staples	7.2
Energy	5.6
Financials	18.3
Health Care	4.6
Industrials	18.8
Information Technology	7.7
Materials	12.2
Real Estate	1.4
Utilities	3.3
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
3

International Value Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (94.3%)
Australia (1.0%)
	BHP Group Ltd.	2,086,295	75,933
	National Australia Bank Ltd.	2,179,620	44,604
	Adbri Ltd.	8,575,294	21,190
			141,727
Belgium (0.5%)
	Anheuser-Busch InBev SA/NV	939,832	66,571
Brazil (2.3%)
*	Banco Bradesco SA ADR	34,531,766	150,213
	Ambev SA ADR	34,321,000	95,412
	Lojas Renner SA	6,012,300	44,716
*	Cia de Saneamento Basico do Estado de Sao Paulo	4,086,300	32,182
			322,523
Canada (2.9%)
	Canadian Natural Resources Ltd.	3,628,109	110,129
	Suncor Energy Inc.	4,191,510	89,651
	Canadian National Railway Co.	491,509	52,916
	Bank of Nova Scotia	735,558	46,839
	Saputo Inc.	1,457,549	46,318
[1]	Nutrien Ltd.	696,155	38,428
	Alimentation Couche-Tard Inc. Class B	777,900	26,359
			410,640
China (5.4%)
*	Alibaba Group Holding Ltd.	6,655,600	192,398
	Tencent Holdings Ltd.	1,895,000	151,168
	Ping An Insurance Group Co. of China Ltd. Class H	9,580,000	104,444
	ENN Energy Holdings Ltd.	5,284,900	90,185
		Shares	Market Value• ($000)
	Autohome Inc. ADR	616,984	57,213
	China Longyuan Power Group Corp. Ltd. Class H	36,021,000	52,970
*	Weibo Corp. ADR	887,480	44,729
*,2	ESR Cayman Ltd.	12,567,200	42,919
	Ming Yang Smart Energy Group Ltd. Class A	8,118,800	22,123
			758,149
Denmark (1.0%)
	Vestas Wind Systems A/S	1,792,154	73,911
	Carlsberg A/S Class B	397,737	69,779
			143,690
Egypt (0.2%)
*	Commercial International Bank Egypt SAE (Registered) GDR	6,168,380	22,553
Finland (1.2%)
	Nokian Renkaat OYJ	1,925,150	71,677
	Sampo OYJ Class A	1,424,216	67,557
*	Nokia OYJ	6,980,867	33,068
			172,302
France (9.7%)
*	Airbus SE	1,067,483	128,375
	Sanofi	1,203,501	126,178
*	Engie SA	7,623,027	113,549
	Vinci SA	1,026,137	112,598
*	Atos SE	1,542,318	105,031
	Air Liquide SA	618,750	104,199
*	Safran SA	670,077	100,048
*	Vivendi SE	2,609,626	90,973
*	Societe Generale SA	3,027,883	86,135
	TOTAL SE	1,853,010	81,899
*	Alstom SA	1,335,179	72,916
	Pernod Ricard SA	278,117	57,116
*	Accor SA	1,309,358	52,723
*	Credit Agricole SA	2,444,326	37,810
	Publicis Groupe SA	472,470	30,578
4

International Value Fund
		Shares	Market Value• ($000)
	Thales SA	233,464	23,801
*	Natixis SA	3,560,935	17,388
*	Technip Energies NV	1,188,167	16,920
			1,358,237
Germany (5.3%)
	Volkswagen AG Preference Shares	533,437	138,886
	Henkel AG & Co. KGaA	889,060	88,330
	BASF SE	1,092,310	88,031
	Bayerische Motoren Werke AG	858,600	86,041
	Fresenius Medical Care AG & Co. KGaA	848,246	67,543
	Merck KGaA	330,891	58,132
	Knorr-Bremse AG	419,155	51,378
	Jungheinrich AG Preference Shares	724,632	37,909
	MTU Aero Engines AG	145,066	36,609
	Continental AG	225,785	30,512
	SAP SE	161,160	22,566
	FUCHS PETROLUB SE Preference Shares	414,898	22,093
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	28,191	8,145
[1]	Fresenius SE & Co. KGaA	149,789	7,362
			743,537
Hong Kong (2.3%)
	AIA Group Ltd.	6,409,200	81,349
*	Sands China Ltd.	12,078,400	57,156
*	Melco Resorts & Entertainment Ltd. ADR	2,496,729	48,162
	Yue Yuen Industrial Holdings Ltd.	14,260,000	35,689
	Hongkong Land Holdings Ltd.	5,361,000	26,511
	Xinyi Glass Holdings Ltd.	6,160,000	21,825
	CK Asset Holdings Ltd.	3,466,500	21,703
	Jardine Matheson Holdings Ltd.	277,000	18,600
[2]	WH Group Ltd.	16,951,000	14,770
			325,765
India (4.2%)
*	Adani Ports & Special Economic Zone Ltd.	12,370,757	121,667
*	ICICI Bank Ltd. ADR	5,524,309	90,046
	Zee Entertainment Enterprises Ltd.	31,168,513	77,919
	Housing Development Finance Corp. Ltd.	2,096,310	68,267
	Reliance Industries Ltd.	2,529,365	67,954
		Shares	Market Value• ($000)
	Ambuja Cements Ltd.	15,088,549	62,822
	UPL Ltd.	5,055,870	41,338
	Hero MotoCorp Ltd.	615,006	23,386
	GAIL India Ltd.	9,815,836	18,132
	Maruti Suzuki India Ltd.	169,720	14,767
			586,298
Indonesia (1.2%)
	Astra International Tbk. PT	193,215,500	73,429
	Bank Mandiri Persero Tbk. PT	120,818,200	51,440
[1]	Telkom Indonesia Persero Tbk. PT ADR	1,420,440	31,335
	Selamat Sempurna Tbk. PT	157,710,200	14,357
			170,561
Ireland (1.2%)
*	Ryanair Holdings plc ADR	778,608	90,980
	CRH plc	1,588,540	74,954
			165,934
Israel (0.1%)
*	Check Point Software Technologies Ltd.	86,700	10,127
Italy (1.6%)
	Enel SpA	9,648,521	95,803
[1]	UniCredit SpA	8,257,714	84,823
*	Freni Brembo SpA	3,590,532	44,686
			225,312
Japan (10.3%)
	Mitsubishi Electric Corp.	7,344,900	113,173
	Hitachi Ltd.	1,999,500	98,971
	Denso Corp.	1,416,500	91,581
	Toyota Motor Corp.	1,101,800	82,441
	Shin-Etsu Chemical Co. Ltd.	452,400	76,366
	Nitto Denko Corp.	887,300	73,428
	Kubota Corp.	3,088,000	72,648
	Makita Corp.	1,519,300	68,422
	Sumitomo Mitsui Financial Group Inc.	1,823,200	64,047
	Nintendo Co. Ltd.	108,600	62,299
	Shimano Inc.	231,700	52,979
	Fujitsu Ltd.	332,500	52,820
	Bridgestone Corp.	1,263,800	50,651
	Ryohin Keikaku Co. Ltd.	2,350,600	49,506
	Daiwa House Industry Co. Ltd.	1,658,000	49,163
	Komatsu Ltd.	1,530,800	45,013
	Daito Trust Construction Co. Ltd.	400,000	42,533
	Suzuki Motor Corp.	964,200	36,588
	Subaru Corp.	1,818,000	33,803

5

International Value Fund
		Shares	Market Value• ($000)
	Ain Holdings Inc.	505,900	28,079
	ITOCHU Corp.	894,800	27,935
	Mitsubishi Heavy Industries Ltd.	874,100	26,021
	Seven & i Holdings Co. Ltd.	586,300	25,314
	Omron Corp.	312,400	23,657
	Nihon Kohden Corp.	777,600	23,513
	Teijin Ltd.	1,227,300	20,207
	FANUC Corp.	84,200	19,390
	Daiwa Securities Group Inc.	3,414,000	18,217
*	Japan Airlines Co. Ltd.	570,600	12,223
			1,440,988
Mexico (0.8%)
	Grupo Financiero Banorte SAB de CV	20,644,706	117,456
Netherlands (3.0%)
*	AerCap Holdings NV	1,772,366	103,240
	Koninklijke DSM NV	430,816	77,245
	Wolters Kluwer NV	657,410	59,464
*,2	ABN AMRO Bank NV	4,225,815	54,564
[1]	SBM Offshore NV	3,035,920	52,699
	Aegon NV	8,867,307	41,094
*	Boskalis Westminster	1,086,826	34,689
			422,995
Norway (1.7%)
	Yara International ASA	1,276,180	66,568
	Telenor ASA	3,393,229	60,451
	Equinor ASA	2,479,005	50,058
	TGS NOPEC Geophysical Co. ASA	2,274,280	34,359
	Bakkafrost P/F	325,390	25,779
			237,215
Russia (0.4%)
	Gazprom PJSC ADR	5,828,905	35,345
*	Fix Price Group Ltd. GDR	2,284,044	21,383
			56,728
Singapore (1.8%)
	United Overseas Bank Ltd.	4,018,500	80,100
	DBS Group Holdings Ltd.	2,592,900	58,110
	Singapore Telecommunications Ltd.	28,787,900	54,010
	Sembcorp Industries Ltd.	19,690,200	31,299
*	SATS Ltd.	6,992,400	21,273
			244,792
		Shares	Market Value• ($000)
South Africa (0.8%)
	Mr Price Group Ltd.	4,463,911	55,843
	Tiger Brands Ltd.	3,843,234	51,636
			107,479
South Korea (6.2%)
	Samsung Electronics Co. Ltd.	4,074,051	296,939
	POSCO	654,918	214,037
	Samsung Electronics Co. Ltd. GDR	81,190	147,934
	LG Household & Health Care Ltd.	38,583	53,288
	SK Telecom Co. Ltd.	157,480	42,893
	KB Financial Group Inc.	838,595	41,283
	Hana Financial Group Inc.	984,207	40,342
	Samsung SDS Co. Ltd.	195,054	31,988
			868,704
Spain (1.2%)
*	Banco Santander SA	19,965,207	77,017
[1]	Industria de Diseno Textil SA	1,352,808	48,134
*	Banco Bilbao Vizcaya Argentaria SA	7,043,174	39,439
			164,590
Sweden (0.9%)
[1]	Sandvik AB	2,644,312	65,392
	Hexagon AB Class B	624,417	59,644
			125,036
Switzerland (5.5%)
*	LafargeHolcim Ltd. (Registered)	2,922,655	180,350
	Novartis AG (Registered)	1,909,958	162,989
	ABB Ltd. (Registered)	3,946,829	128,202
	Cie Financiere Richemont SA (Registered)	936,630	96,123
	UBS Group AG (Registered)	4,743,711	72,439
	Swatch Group AG	166,110	50,914
*	Lonza Group AG (Registered)	77,796	49,456
	Credit Suisse Group AG (Registered)	2,824,971	29,606
[3]	Credit Suisse Group AG Rights Exp. 05/06/2021	2,824,971	—
			770,079
United Kingdom (16.6%)
	Anglo American plc	3,509,466	148,803
	HSBC Holdings plc	20,770,035	129,730
	Lloyds Banking Group plc	205,217,206	128,688
	RELX plc	4,787,799	124,222

6

International Value Fund
		Shares	Market Value• ($000)
*	Compass Group plc	4,413,510	96,013
	BP plc	22,823,353	95,547
	IMI plc	3,782,220	83,113
	Natwest Group plc	29,745,300	80,723
	Smiths Group plc	3,569,330	80,161
	Unilever plc	1,348,998	79,020
	Taylor Wimpey plc	30,877,011	76,597
*	Weir Group plc	2,878,470	76,183
	Prudential plc	3,439,626	72,832
	Berkeley Group Holdings plc	1,114,986	71,257
*	Travis Perkins plc	3,271,883	69,479
	Ferguson plc	525,297	66,254
	Tesco plc	20,217,813	61,716
	BHP Group plc	2,039,890	61,431
	Johnson Matthey plc	1,357,910	60,935
	Victrex plc	1,813,320	58,803
	Royal Dutch Shell plc Class B	3,088,180	55,259
	Standard Life Aberdeen plc	14,386,310	55,132
	Spectris plc	1,203,170	54,046
*	easyJet plc	3,758,421	53,734
	Barclays plc	20,805,443	50,369
	Aggreko plc	3,984,509	47,475
*	Glencore plc	11,474,085	46,739
	Diageo plc	995,160	44,674
*	Carnival plc	1,826,700	42,702
	Imperial Brands plc	1,818,229	37,898
*	Allfunds Group plc	1,706,858	28,688
	Electrocomponents plc	1,823,960	26,845
	Direct Line Insurance Group plc	5,486,918	21,589
	Pearson plc	1,547,379	17,752
*	Wickes Group plc	3,666,180	12,655
*	Whitbread plc	213,697	9,581
			2,326,645
United States (5.0%)
*	Capri Holdings Ltd.	2,364,376	130,230
	Aon plc Class A	454,231	114,212
	Medtronic plc	849,057	111,159
		Shares	Market Value• ($000)
*	Copa Holdings SA Class A	1,053,500	91,128
	Accenture plc Class A	302,094	87,598
	JBS SA	14,951,900	82,906
	RenaissanceRe Holdings Ltd.	260,654	44,001
*	TechnipFMC plc	5,940,838	43,962
			705,196
Total Common Stocks (Cost $10,407,770)			13,211,829
Temporary Cash Investments (6.7%)
Money Market Fund (6.7%)
[4,5]	Vanguard Market Liquidity Fund, 0.068% (Cost $944,867)	9,449,204	944,920
Total Investments (101.0%) (Cost $11,352,637)			14,156,749
Other Assets and Liabilities—Net (-1.0%)			(138,067)
Net Assets (100%)			14,018,682
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $124,776,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2021, the aggregate value was $112,253,000, representing 0.8% of net assets.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $133,757,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

7

International Value Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2021	36	7,514	391
MSCI EAFE Index	June 2021	1,886	212,863	1,194
MSCI Emerging Market Index	June 2021	1,490	99,577	52
				1,637
See accompanying Notes, which are an integral part of the Financial Statements.
8

International Value Fund
Statement of Assets and Liabilities
As of April 30, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $10,407,770)	13,211,829
Affiliated Issuers (Cost $944,867)	944,920
Total Investments in Securities	14,156,749
Investment in Vanguard	504
Foreign Currency, at Value (Cost $1,686)	1,686
Cash Collateral Pledged—Futures Contracts	19,620
Receivables for Investment Securities Sold	101,567
Receivables for Accrued Income	79,072
Receivables for Capital Shares Issued	12,568
Total Assets	14,371,766
Liabilities
Due to Custodian	58,350
Payables for Investment Securities Purchased	135,124
Collateral for Securities on Loan	133,757
Payables for Capital Shares Redeemed	3,359
Payables to Investment Advisor	4,849
Payables to Vanguard	1,209
Variation Margin Payable—Futures Contracts	4,489
Deferred Foreign Capital Gains Taxes	11,947
Total Liabilities	353,084
Net Assets	14,018,682
At April 30, 2021, net assets consisted of:

Paid-in Capital	11,221,578
Total Distributable Earnings (Loss)	2,797,104
Net Assets	14,018,682

Net Assets
Applicable to 321,762,068 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	14,018,682
Net Asset Value Per Share	$43.57
See accompanying Notes, which are an integral part of the Financial Statements.
9

International Value Fund
Statement of Operations

Six Months Ended April 30, 2021
($000)
Investment Income
Income
Dividends[1]	169,679
Interest[2]	331
Securities Lending—Net	279
Total Income	170,289
Expenses
Investment Advisory Fees—Note B
Basic Fee	10,183
Performance Adjustment	(1,158)
The Vanguard Group—Note C
Management and Administrative	12,313
Marketing and Distribution	439
Custodian Fees	230
Shareholders’ Reports	66
Trustees’ Fees and Expenses	2
Total Expenses	22,075
Net Investment Income	148,214
Realized Net Gain (Loss)
Investment Securities Sold[2]	492,496
Futures Contracts	36,171
Foreign Currencies	(3,312)
Realized Net Gain (Loss)	525,355
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,3]	2,795,642
Futures Contracts	8,443
Foreign Currencies	30
Change in Unrealized Appreciation (Depreciation)	2,804,115
Net Increase (Decrease) in Net Assets Resulting from Operations	3,477,684
1	Dividends are net of foreign withholding taxes of $12,772,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $321,000, $4,000, and ($8,000), respectively. Purchases and sales are for temporary cash investment purposes.
3	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of $11,947,000.
See accompanying Notes, which are an integral part of the Financial Statements.
10

International Value Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2021	Year Ended October 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	148,214	197,302
Realized Net Gain (Loss)	525,355	(495,757)
Change in Unrealized Appreciation (Depreciation)	2,804,115	(550,940)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,477,684	(849,395)
Distributions
Total Distributions	(189,189)	(308,988)
Capital Share Transactions
Issued	2,480,213	2,047,882
Issued in Lieu of Cash Distributions	173,403	283,820
Redeemed	(1,331,851)	(2,125,218)
Net Increase (Decrease) from Capital Share Transactions	1,321,765	206,484
Total Increase (Decrease)	4,610,260	(951,899)
Net Assets
Beginning of Period	9,408,422	10,360,321
End of Period	14,018,682	9,408,422
See accompanying Notes, which are an integral part of the Financial Statements.
11

International Value Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2021	Year Ended October 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$32.48	$36.63	$35.86	$39.26	$32.30	$33.22
Investment Operations
Net Investment Income	.484[1]	.684[1]	1.104[1]	.950[1]	.781[1]	.721
Net Realized and Unrealized Gain (Loss) on Investments	11.241	(3.723)	1.669	(3.607)	6.905	(.979)
Total from Investment Operations	11.725	(3.039)	2.773	(2.657)	7.686	(.258)
Distributions
Dividends from Net Investment Income	(.635)	(1.111)	(.943)	(.743)	(.726)	(.662)
Distributions from Realized Capital Gains	—	—	(1.060)	—	—	—
Total Distributions	(.635)	(1.111)	(2.003)	(.743)	(.726)	(.662)
Net Asset Value, End of Period	$43.57	$32.48	$36.63	$35.86	$39.26	$32.30
Total Return[2]	36.32%	-8.69%	8.48%	-6.95%	24.33%	-0.67%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,019	$9,408	$10,360	$9,524	$9,964	$7,873
Ratio of Total Expenses to Average Net Assets[3]	0.35%	0.35%	0.37%	0.38%	0.40%	0.43%
Ratio of Net Investment Income to Average Net Assets	2.31%	2.05%	3.15%	2.41%	2.21%	2.29%
Portfolio Turnover Rate	20%	72%	38%	28%	34%	30%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.02%), (0.02%), (0.01%), (0.01%), 0.00%, and 0.03%.
See accompanying Notes, which are an integral part of the Financial Statements.
12

International Value Fund
Notes to Financial Statements
Vanguard International Value Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Liquidity Fund are valued at that fund's net asset value. Temporary Cash Investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The
13

International Value Fund
clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2021, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its
14

International Value Fund
borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received during the year, if any, are included in dividend income. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.
B.  The investment advisory firms Lazard Asset Management LLC, ARGA Investment Management, LP, and Sprucegrove Investment Management Ltd. each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fees of Lazard Asset Management LLC and ARGA Investment Management, LP, are subject to quarterly adjustments based on performance relative to the MSCI All Country World Index ex US for the preceding five years. In accordance with the advisory contract entered into with Sprucegrove Investment Management Ltd., beginning November 1, 2021, the investment advisory fee will be subject to quarterly adjustments based on performance relative to the MSCI All Country World Index ex US.
15

International Value Fund
Vanguard manages the cash reserves of the fund as described below.
For the year ended April 30, 2021, the aggregate investment advisory fee represented an effective annual basic rate of 0.16% of the fund’s average net assets, before a decrease of $1,158,000 (-0.02%) based on performance.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution, and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2021, the fund had contributed to Vanguard capital in the amount of $504,000, representing less than 0.01% of the fund’s net assets and 0.20% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of April 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	1,555,815	—	—	1,555,815
Common Stocks—Other	476,371	11,179,643	—	11,656,014
Temporary Cash Investments	944,920	—	—	944,920
Total	2,977,106	11,179,643	—	14,156,749

Derivative Financial Instruments
Assets
Futures Contracts[1]	1,637	—	—	1,637
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
16

International Value Fund
E.  As of April 30, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	11,353,064
Gross Unrealized Appreciation	3,098,426
Gross Unrealized Depreciation	(293,104)
Net Unrealized Appreciation (Depreciation)	2,805,322
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2020, the fund had available capital losses totaling $639,349,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2021; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.  During the six months ended April 30, 2021, the fund purchased $3,349,340,000 of investment securities and sold $2,246,979,000 of investment securities, other than temporary cash investments.
G.  Capital shares issued and redeemed were:
	Six Months Ended April 30, 2021	Year Ended October 31, 2020
	Shares (000)	Shares (000)
Issued	60,055	64,897
Issued in Lieu of Cash Distributions	4,428	7,593
Redeemed	(32,373)	(65,710)
Net Increase (Decrease) in Shares Outstanding	32,110	6,780
H.  Management has determined that no events or transactions occurred subsequent to April 30, 2021, that would require recognition or disclosure in these financial statements.
17

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard International Value Fund has renewed the fund’s investment advisory arrangements with ARGA Investment Management, LP (ARGA), and Lazard Asset Management LLC (Lazard). The board determined that renewing the fund’s advisory arrangements was in the best interests of the fund and its shareholders. As of April 30, 2021, ARGA, Lazard, and Sprucegrove Investment Management Ltd. are advisors to the fund.
The board based its decisions upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics. The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of each advisor. The board considered the following:
ARGA. ARGA is an independent investment management firm focused on global equities. The firm invests in businesses that it believes are undervalued based on its forecasts of long-term normalized earnings power and dividend-paying capabilities. ARGA’s investment philosophy is based on the belief that investors overreact to short-term developments, leading to opportunities to generate gains from investing in great businesses at compelling valuations. Unlike classic value managers, ARGA does not rely specifically on regression to the mean. Its deep value-oriented process is designed to identify both company and systemic risk, stress-testing stocks to assess potential downside. The process is driven by bottom-up fundamental research completed by a team of business analysts leveraging the firm’s proprietary industry models to select stocks that trade at a discount to intrinsic value. ARGA has managed a portion of the fund since 2012.
Lazard. Lazard, a subsidiary of the investment bank Lazard Freres & Co. LLC, provides investment management services for clients around the world in a variety of investment mandates, including international equities, domestic equities, and fixed income securities. The investment team at Lazard employs bottom-up stock selection to identify stocks with sustainable financial productivity and attractive valuations overlooked by most market participants. The investment process seeks to
18

take advantage of three types of market inefficiencies: compounders, mispriced companies, and restructuring. The investment process leverages collaboration between the portfolio management team and Lazard’s global research platform, including an experienced team of global sector analysts who perform deep fundamental analysis of individual companies. Lazard has managed a portion of the fund since 2006.
The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangements.
Investment performance
The board considered the short- and long-term performance of each advisor’s subportfolio, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.
Cost
The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rates were also well below the peer-group average.
The board did not consider the profitability of ARGA or Lazard in determining whether to approve the advisory fees, because the firms are independent of Vanguard and the advisory fees are the result of arm’s-length negotiations.
The benefit of economies of scale
The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the fund’s advisory fee schedule with ARGA and Lazard. The breakpoints reduce the effective rate of the fees as the fund’s assets managed by each firm increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.
19

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Trustees’ Equity Fund approved the appointment of liquidity risk management program administrators responsible for administering Vanguard International Value Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2020, through December 31, 2020 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
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Q462 062021

Semiannual Report  |  April 30, 2021
Vanguard Diversified Equity Fund

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A typical fund’s expenses are expressed as a percentage of its average net assets. The Diversified Equity Fund has no direct expenses, but bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets.
The following examples are intended to help you understand the ongoing cost (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for the Diversified Equity Fund.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
1

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
Six Months Ended April 30, 2021
Diversified Equity Fund	Beginning Account Value 10/31/2020	Ending Account Value 4/30/2021	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$1,336.60	$2.03
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.06	1.76
The calculations are based on acquired fund fees and expenses charged by the underlying mutual funds in which the Diversified Equity Fund invests. The Diversified Equity Fund's annualized expense figure for the period is 0.35%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized average weighted expense ratio for the underlying funds multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Diversified Equity Fund
Underlying Vanguard Funds
As of April 30, 2021
Vanguard U.S. Growth Fund Investor Shares	29.8%
Vanguard WindsorTM Fund Investor Shares	20.2
Vanguard Growth and Income Fund Investor Shares	20.1
Vanguard Windsor II Fund Investor Shares	15.1
Vanguard ExplorerTM Fund Investor Shares	9.9
Vanguard Mid-Cap Growth Fund	4.9
The table reflects the fund's investments, except for short-term investments.
3

Diversified Equity Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Investment Companies (100.0%)
U.S. Stock Funds (100.0%)
Vanguard U.S. Growth Fund Investor Shares	11,797,468	817,211
Vanguard Windsor Fund Investor Shares	22,190,661	552,547
Vanguard Growth and Income Fund Investor Shares	8,549,908	552,153
Vanguard Windsor II Fund Investor Shares	9,207,606	415,171
Vanguard Explorer Fund Investor Shares	1,892,786	272,183
Vanguard Mid-Cap Growth Fund	3,752,006	135,110
Total Investment Companies (Cost $1,492,958)		2,744,375
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 0.068% (Cost $859)	8,593	859
Total Investments (100.0%) (Cost $1,493,817)		2,745,234
Other Assets and Liabilities—Net (0.0%)		171
Net Assets (100%)		2,745,405
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.
4

Diversified Equity Fund
Statement of Assets and Liabilities
As of April 30, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $1,493,817)	2,745,234
Receivables for Capital Shares Issued	2,372
Total Assets	2,747,606
Liabilities
Payables for Investment Securities Purchased	1,392
Payables for Capital Shares Redeemed	809
Total Liabilities	2,201
Net Assets	2,745,405
At April 30, 2021, net assets consisted of:

Paid-in Capital	1,391,009
Total Distributable Earnings (Loss)	1,354,396
Net Assets	2,745,405

Net Assets
Applicable to 53,049,024 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,745,405
Net Asset Value Per Share	$51.75
See accompanying Notes, which are an integral part of the Financial Statements.
5

Diversified Equity Fund
Statement of Operations

Six Months Ended April 30, 2021
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	10,711
Net Investment Income—Note B	10,711
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	118,184
Affiliated Funds Sold	166
Realized Net Gain (Loss)	118,350
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	530,963
Net Increase (Decrease) in Net Assets Resulting from Operations	660,024
See accompanying Notes, which are an integral part of the Financial Statements.
6

Diversified Equity Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2021	Year Ended October 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	10,711	21,628
Realized Net Gain (Loss)	118,350	114,940
Change in Unrealized Appreciation (Depreciation)	530,963	122,165
Net Increase (Decrease) in Net Assets Resulting from Operations	660,024	258,733
Distributions
Total Distributions	(129,748)	(128,412)
Capital Share Transactions
Issued	388,593	285,583
Issued in Lieu of Cash Distributions	121,380	121,112
Redeemed	(213,686)	(406,693)
Net Increase (Decrease) from Capital Share Transactions	296,287	2
Total Increase (Decrease)	826,563	130,323
Net Assets
Beginning of Period	1,918,842	1,788,519
End of Period	2,745,405	1,918,842
See accompanying Notes, which are an integral part of the Financial Statements.
7

Diversified Equity Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2021	Year Ended October 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$40.98	$37.95	$35.88	$35.57	$30.76	$33.15
Investment Operations
Net Investment Income	.213[1]	.452[1]	.455[1]	.395[1]	.428[1]	.397
Capital Gain Distributions Received	2.350[1]	1.866[1]	3.087[1]	1.686[1]	1.064[1]	.860
Net Realized and Unrealized Gain (Loss) on Investments	10.904	3.447	.575	.206	5.627	(.836)
Total from Investment Operations	13.467	5.765	4.117	2.287	7.119	.421
Distributions
Dividends from Net Investment Income	(.346)	(.369)	(.383)	(.358)	(.414)	(.362)
Distributions from Realized Capital Gains	(2.351)	(2.366)	(1.664)	(1.619)	(1.895)	(2.449)
Total Distributions	(2.697)	(2.735)	(2.047)	(1.977)	(2.309)	(2.811)
Net Asset Value, End of Period	$51.75	$40.98	$37.95	$35.88	$35.57	$30.76
Total Return[2]	33.66%	15.73%	12.82%	6.55%	24.47%	1.39%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,745	$1,919	$1,789	$1,709	$1,439	$1,276
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.35%	0.35%	0.35%	0.36%	0.36%	0.36%
Ratio of Net Investment Income to Average Net Assets	0.89%	1.19%	1.27%	1.07%	1.31%	1.26%
Portfolio Turnover Rate	2%	14%	9%	8%	5%	9%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
See accompanying Notes, which are an integral part of the Financial Statements.
8

Diversified Equity Fund
Notes to Financial Statements
Vanguard Diversified Equity Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in selected Vanguard actively managed U.S. Stock Funds. Financial Statements and other information about each underlying fund are available on www.vanguard.com.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the
9

Diversified Equity Fund
conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended April 30, 2021, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At April 30, 2021, 100% of the market value of the fund's investments was determined based on Level 1 inputs.
D.  As of April 30, 2021, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,493,837
Gross Unrealized Appreciation	1,251,479
Gross Unrealized Depreciation	(82)
Net Unrealized Appreciation (Depreciation)	1,251,397
10

Diversified Equity Fund
E.  Capital shares issued and redeemed were:
	Six Months Ended April 30, 2021	Year Ended October 31, 2020
	Shares (000)	Shares (000)
Issued	8,047	7,639
Issued in Lieu of Cash Distributions	2,628	3,175
Redeemed	(4,451)	(11,117)
Net Increase (Decrease) in Shares Outstanding	6,224	(303)
F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Oct. 31, 2020 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Apr. 30, 2021 Market Value ($000)
Vanguard Explorer Fund	194,568	24,610	6,882	261	59,626	277	14,718	272,183
Vanguard Growth and Income Fund	383,146	74,834	32	(1)	94,206	3,470	22,749	552,153
Vanguard Market Liquidity Fund	—	NA1	NA1	—	—	—	—	859
Vanguard Mid-Cap Growth Fund	97,287	17,305	—	—	20,518	166	6,731	135,110
Vanguard U.S. Growth Fund	565,646	132,751	7,886	37	126,663	200	26,318	817,211
Vanguard Windsor Fund	388,336	57,713	32,475	(131)	139,104	4,398	28,059	552,547
Vanguard Windsor II Fund	289,801	34,524	—	—	90,846	2,200	19,609	415,171
Total	1,918,784	341,737	47,275	166	530,963	10,711	118,184	2,745,234
1	Not applicable—purchases and sales are for temporary cash investment purposes.
G.  Management has determined that no events or transactions occurred subsequent to April 30, 2021, that would require recognition or disclosure in these financial statements.
11

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Diversified Equity Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term; it also took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s acquired fund fees and expenses were well below the average expense ratio charged by funds in its peer group. The fund does not incur advisory expenses directly; however, the board noted that each of the underlying funds in which the fund invests has advisory expenses well below the relevant peer-group average.
12

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as the assets of the underlying funds grow, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
13

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Trustees’ Equity Fund approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Diversified Equity Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2020, through December 31, 2020 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
14

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© 2021 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q6082 062021

Semiannual Report   |   April 30, 2021
Vanguard Emerging Markets Select Stock Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangements	23
Liquidity Risk Management	25

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended April 30, 2021
Emerging Markets Select Stock Fund	Beginning Account Value 10/31/2020	Ending Account Value 4/30/2021	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$1,298.20	$4.96
Based on Hypothetical 5% Yearly Return	1,000.00	1,020.48	4.36
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.87%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Emerging Markets Select Stock Fund
Fund Allocation
As of April 30, 2021
Communication Services	8.2%
Consumer Discretionary	16.2
Consumer Staples	4.5
Energy	5.5
Financials	22.0
Health Care	3.2
Industrials	4.5
Information Technology	21.1
Materials	9.9
Real Estate	1.5
Utilities	3.1
Other	0.3
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
3

Emerging Markets Select Stock Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (93.4%)
Brazil (7.6%)
	Vale SA Class B ADR	797,131	16,038
	Petroleo Brasileiro SA ADR (XNYS)	1,161,686	9,851
	Ambev SA	3,019,766	8,306
	Cia Energetica de Minas Gerais Preference Shares	2,906,880	7,406
	Banco Bradesco SA ADR	1,610,101	7,004
	Itau Unibanco Holding SA Preference Shares	921,200	4,669
	Itau Unibanco Holding SA ADR	731,988	3,660
	Light SA	887,014	2,861
	B3 SA - Brasil Bolsa Balcao	272,900	2,587
	Banco Bradesco SA Preference Shares	573,100	2,516
	Petroleo Brasileiro SA	591,317	2,515
*	Caixa Seguridade Participacoes SA	1,166,863	2,150
	Cia de Saneamento Basico do Estado de Sao Paulo	239,500	1,886
	Petroleo Brasileiro SA ADR	205,326	1,776
	Petrobras Distribuidora SA	219,598	910
	Raia Drogasil SA	170,245	824
	Lojas Renner SA	96,007	714
	Magazine Luiza SA	170,832	630
	Gerdau SA Preference Shares	98,500	602
	Localiza Rent a Car SA	36,200	429
	BR Properties SA	256,629	424
	Hypera SA	58,700	375
			78,133
Canada (0.9%)
	First Quantum Minerals Ltd.	196,855	4,537
	Lundin Mining Corp.	291,648	3,524
*	Parex Resources Inc.	48,312	910
*	Valeura Energy Inc.	264,800	101
			9,072
China (27.8%)
	Tencent Holdings Ltd.	604,272	48,204
*	Alibaba Group Holding Ltd.	1,050,813	30,377
	Ping An Insurance Group Co. of China Ltd. Class H	1,478,808	16,122
*	Alibaba Group Holding Ltd. ADR	49,727	11,484
*	Trip.com Group Ltd. ADR	285,864	11,172
*	China Merchants Bank Co. Ltd. Class H	1,307,468	10,502
	China Construction Bank Corp. Class H	11,578,206	9,139
*	Baidu Inc. ADR	37,999	7,992
4

Emerging Markets Select Stock Fund
		Shares	Market Value• ($000)
	Industrial & Commercial Bank of China Ltd. Class H	9,129,843	5,924
*,1	Meituan Class B	153,700	5,883
[1]	WuXi AppTec Co. Ltd. Class H	230,310	5,426
	China Resources Power Holdings Co. Ltd.	3,570,000	4,690
	Li Ning Co. Ltd.	558,160	4,530
	Geely Automobile Holdings Ltd.	1,730,000	4,506
*	Zai Lab Ltd. ADR	23,547	3,914
*	Ping An Bank Co. Ltd. Class A (XSHE)	1,082,191	3,887
	Shimao Group Holdings Ltd.	1,215,065	3,510
[2]	Brilliance China Automotive Holdings Ltd.	3,486,000	3,276
	China Longyuan Power Group Corp. Ltd. Class H	2,205,384	3,243
[1]	Pharmaron Beijing Co. Ltd. Class H	155,089	3,202
*	Contemporary Amperex Technology Co. Ltd. Class A	49,800	2,993
	Anhui Conch Cement Co. Ltd. Class H	492,000	2,937
*,1	Kuaishou Technology	85,200	2,885
*	Tencent Music Entertainment Group ADR	163,277	2,844
*,1	Shimao Services Holdings Ltd.	1,081,607	2,813
	Dongfeng Motor Group Co. Ltd. Class H	3,172,000	2,757
*	Shanghai International Airport Co. Ltd. Class A	354,600	2,687
*	Kingsoft Cloud Holdings Ltd. ADR	58,055	2,550
*	Kweichow Moutai Co. Ltd. Class A	7,600	2,348
*	Haier Smart Home Co. Ltd. Class H	509,600	2,192
*	JD.com Inc. Class A	55,706	2,151
	Kingboard Holdings Ltd.	336,117	1,985
	Shenzhou International Group Holdings Ltd.	86,300	1,899
*	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	60,191	1,785
*	Gree Electric Appliances Inc. of Zhuhai Class A	190,300	1,756
*	Proya Cosmetics Co. Ltd. Class A	61,600	1,734
*	Baidu Inc. Class A	65,001	1,722
*	Lufax Holding Ltd. ADR	140,720	1,675
*	China Tourism Group Duty Free Corp. Ltd. Class A	33,696	1,617
*	Ping An Bank Co. Ltd. Class A	447,783	1,608
*	Estun Automation Co. Ltd. Class A (XSEC)	318,800	1,580
	China Oilfield Services Ltd. Class H	1,714,857	1,567
	Weichai Power Co. Ltd. Class H	675,000	1,562
	China Gas Holdings Ltd.	426,717	1,538
*	Gree Electric Appliances Inc. of Zhuhai Class A (XSHE)	159,700	1,474
*,1	CSC Financial Co. Ltd. Class H	1,226,052	1,428
	Hengan International Group Co. Ltd.	221,000	1,428
*	Suofeiya Home Collection Co. Ltd. Class A	315,990	1,418
	ENN Energy Holdings Ltd.	78,842	1,345
*	KE Holdings Inc. ADR	24,671	1,284
*,3	Burning Rock Biotech Ltd. ADR	41,366	1,262
	China Pacific Insurance Group Co. Ltd. Class H	346,200	1,246
[1]	Longfor Group Holdings Ltd.	191,500	1,189
*	Grand Baoxin Auto Group Ltd.	11,434,500	1,174
*	Midea Group Co. Ltd. Class A	92,386	1,141
*	JW Cayman Therapeutics Co. Ltd.	294,074	1,109
*	Wuliangye Yibin Co. Ltd. Class A	23,000	1,008
*,3	Yatsen Holding Ltd. ADR	96,326	1,004
*	Zijin Mining Group Co. Ltd. Class H	714,000	998
*,1	3SBio Inc.	1,033,500	977
	China Dongxiang Group Co. Ltd.	6,914,000	908
*	Bilibili Inc. Class Z	7,753	889
*	Dada Nexus Ltd. ADR	36,257	872
5

Emerging Markets Select Stock Fund
		Shares	Market Value• ($000)
*,1	China Yangtze Power Co. Ltd. GDR	26,328	869
	CIFI Holdings Group Co. Ltd.	912,569	815
	Glodon Co. Ltd. Class A (XSHE)	67,700	761
*,3	HUYA Inc. ADR	40,357	711
*	Kangji Medical Holdings Ltd.	424,973	708
*,1	Hangzhou Tigermed Consulting Co. Ltd. Class H	34,800	682
*	Yihai International Holding Ltd.	67,032	652
*	Estun Automation Co. Ltd. Class A	126,000	625
*	Kingdee International Software Group Co. Ltd.	188,000	619
*,1	Cheerwin Group Ltd.	577,246	603
*	Venustech Group Inc. Class A	123,400	577
*,1	Wuxi Biologics Cayman Inc.	38,463	540
*	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A (XSHE)	17,500	519
*	New Oriental Education & Technology Group Inc. ADR	33,765	515
*	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	6,600	474
*	Contemporary Amperex Technology Co. Ltd. Class A (XSHE)	7,200	433
*	China Mengniu Dairy Co. Ltd.	77,000	412
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	169,769	380
*	Amoy Diagnostics Co. Ltd. Class A	28,908	380
*	TAL Education Group ADR	6,546	373
*	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A (XSHE)	25,300	353
*	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	24,865	347
*	Zai Lab Ltd.	2,065	343
*	Yifeng Pharmacy Chain Co. Ltd. Class A	23,900	331
*,1	Innovent Biologics Inc.	27,817	302
*	Trip.com Group Ltd.	7,600	301
*,1	JW Cayman Therapeutics Co. Ltd (XHKG)	69,500	291
*	Yifeng Pharmacy Chain Co. Ltd. Class A (XSHG)	20,900	290
*	Jinyu Bio-Technology Co. Ltd. Class A	78,900	265
*	Suofeiya Home Collection Co. Ltd. Class A (XSHE)	52,700	237
*	China National Accord Medicines Corp. Ltd. Class A	36,600	236
*	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A (XSHE)	1,600	115
	Glodon Co. Ltd. Class A	10,100	114
*,1	Linklogis Inc. Class B	31,900	99
*	Amoy Diagnostics Co. Ltd. Class A (XSHE)	5,100	67
*	Midea Group Co. Ltd. Class A (XSEC)	5,200	64
*	China Yangtze Power Co. Ltd. Class A	14,700	45
*	China National Accord Medicines Corp. Ltd. Class A (XSHE)	6,500	42
*,1	New Horizon Health Ltd.	4,000	36
*	Shanghai Jahwa United Co. Ltd. Class A	3,300	30
*,1	Venus MedTech Hangzhou Inc. Class H	2,500	22
*,2	Tianhe Chemicals Group Ltd.	4,142,000	—
			285,900
Czech Republic (0.6%)
	CEZ AS	161,149	4,488
*	Komercni banka AS	56,283	1,704
			6,192
Greece (0.4%)
*	Alpha Services and Holdings SA	1,992,897	3,161
*	Hellenic Telecommunications Organization SA	69,497	1,178
			4,339
Hong Kong (5.3%)
*	Galaxy Entertainment Group Ltd.	1,341,000	11,772
	Pacific Basin Shipping Ltd.	17,752,975	6,221
6

Emerging Markets Select Stock Fund
		Shares	Market Value• ($000)
*	Yue Yuen Industrial Holdings Ltd.	2,411,000	6,034
	AIA Group Ltd.	455,485	5,781
	Lenovo Group Ltd.	4,226,000	5,774
	Orient Overseas International Ltd.	228,369	3,694
*	Sands China Ltd.	486,800	2,304
	VTech Holdings Ltd.	246,000	2,251
*	BeiGene Ltd. ADR	5,362	1,842
	Precision Tsugami China Corp. Ltd.	1,196,381	1,675
*	Cathay Pacific Airways Ltd.	1,778,000	1,564
	ASM Pacific Technology Ltd.	100,000	1,510
*	Sun Art Retail Group Ltd.	1,245,319	1,146
*	MMG Ltd.	1,458,500	942
	Minth Group Ltd.	222,000	899
	Kerry Properties Ltd.	237,161	799
*,1	Everest Medicines Ltd.	52,200	461
*,1	ESR Cayman Ltd.	41,731	143
			54,812
Hungary (0.8%)
*	OTP Bank Nyrt	179,057	8,049
India (7.9%)
	Reliance Industries Ltd.	518,402	13,927
	Housing Development Finance Corp. Ltd.	176,377	5,744
	Aurobindo Pharma Ltd.	431,526	5,709
	Shriram Transport Finance Co. Ltd.	308,778	5,585
*	ICICI Bank Ltd. ADR	316,626	5,161
	Larsen & Toubro Ltd.	261,858	4,727
*	State Bank of India	929,622	4,422
*	Axis Bank Ltd.	443,365	4,262
	UltraTech Cement Ltd.	48,794	4,129
*	ICICI Bank Ltd.	416,602	3,375
	Bharti Airtel Ltd.	397,815	2,877
*	Tata Consultancy Services Ltd.	60,030	2,457
	Tube Investments of India Ltd.	146,348	2,435
*,1	ICICI Prudential Life Insurance Co. Ltd.	309,550	2,178
	Tech Mahindra Ltd.	158,118	2,046
*	IDFC First Bank Ltd.	2,090,753	1,539
	Glenmark Pharmaceuticals Ltd.	174,176	1,354
	Hindustan Unilever Ltd.	41,968	1,331
*,1	HDFC Life Insurance Co. Ltd.	136,348	1,222
	Mahindra & Mahindra Ltd.	113,517	1,150
*	Maruti Suzuki India Ltd.	12,570	1,094
*	Kotak Mahindra Bank Ltd.	43,760	1,030
*,1	ICICI Lombard General Insurance Co. Ltd.	48,579	926
	Dabur India Ltd.	125,625	912
	Power Grid Corp. of India Ltd.	294,270	873
	Apollo Hospitals Enterprise Ltd.	12,526	540
			81,005
Indonesia (1.5%)
	Bank Rakyat Indonesia Persero Tbk PT	23,127,800	6,472
	Semen Indonesia Persero Tbk PT	4,221,300	3,042
	Bank Mandiri Persero Tbk PT	6,701,000	2,853
	Bank Central Asia Tbk PT	971,660	2,151
*	Mitra Adiperkasa Tbk PT	6,809,100	377
7

Emerging Markets Select Stock Fund
		Shares	Market Value• ($000)
	Unilever Indonesia Tbk PT	404,002	168
			15,063
Japan (0.2%)
	Murata Manufacturing Co. Ltd.	14,800	1,177
*	Universal Entertainment Corp.	28,300	688
	Nexon Co. Ltd.	17,534	580
			2,445
Kazakhstan (0.1%)
	NAC Kazatomprom JSC GDR	15,712	427
Kenya (0.1%)
*	Equity Group Holdings plc	2,539,843	922
Malaysia (0.2%)
	Genting Malaysia Bhd.	2,690,800	1,890
Mexico (0.9%)
	Grupo Financiero Banorte SAB de CV Class O	787,238	4,479
	America Movil SAB de CV Series L	2,180,959	1,523
*	Wal-Mart de Mexico SAB de CV	330,958	1,083
	Regional SAB de CV	159,000	808
	Grupo Mexico SAB de CV Series B	128,245	580
	Corp. Inmobiliaria Vesta SAB de CV	238,557	465
			8,938
Netherlands (0.2%)
	ASML Holding NV	3,307	2,147
Philippines (0.2%)
	Bdo Unibank Inc.	635,985	1,360
	Ayala Land Inc.	1,628,932	1,087
			2,447
Poland (0.4%)
*,1	Allegro.eu SA	158,980	2,435
*	KGHM Polska Miedz SA	29,347	1,502
			3,937
Portugal (0.1%)
	Jeronimo Martins SGPS SA	30,786	562
Romania (0.3%)
	Banca Transilvania SA	4,612,304	2,805
Russia (5.0%)
	LUKOIL PJSC ADR	223,507	17,107
	Sberbank of Russia PJSC ADR (XLON)	737,410	11,629
	MMC Norilsk Nickel PJSC ADR	300,722	10,198
	Rosneft Oil Co. PJSC (Registered) GDR	461,483	3,183
	Sberbank of Russia PJSC	714,927	2,824
	Sberbank of Russia PJSC ADR	132,787	2,090
*	Moscow Exchange MICEX-RTS PJSC	505,080	1,188
	Mobile TeleSystems PJSC ADR	104,291	883
	Magnit PJSC GDR (Registered)	59,788	842
*	Inter Rao Ues PJSC	11,012,918	718
	MMC Norilsk Nickel PJSC	1,990	679
	Magnit PJSC	6,193	421
			51,762
8

Emerging Markets Select Stock Fund
		Shares	Market Value• ($000)
Singapore (0.6%)
	Wilmar International Ltd.	1,534,100	6,004
*	Ezion Holdings Ltd. Warrants Exp. 4/16/23	2,242,476	—
			6,004
South Africa (2.5%)
*	Sasol Ltd.	366,233	6,161
	AngloGold Ashanti Ltd. ADR	207,457	4,269
	Naspers Ltd. Class N	15,710	3,575
	FirstRand Ltd.	737,674	2,595
	Shoprite Holdings Ltd.	252,689	2,518
	Reunert Ltd.	607,574	2,040
	Gold Fields Ltd.	121,571	1,141
	Old Mutual Ltd. (XZIM)	1,053,013	917
	Sibanye Stillwater Ltd.	177,752	827
	Impala Platinum Holdings Ltd.	40,652	760
	Rand Merchant Investment Holdings Ltd.	357,600	726
	Harmony Gold Mining Co. Ltd.	81,497	367
			25,896
South Korea (7.2%)
	Samsung Electronics Co. Ltd.	198,267	14,451
	POSCO	26,636	8,705
	SK Hynix Inc.	71,780	8,189
	LG Chem Ltd.	6,385	5,330
	Samsung SDI Co. Ltd.	8,320	4,856
	DB Insurance Co. Ltd.	106,920	4,698
	Hyundai Motor Co.	23,657	4,498
	Hankook Tire & Technology Co. Ltd.	95,998	4,142
	Samsung Electronics Co. Ltd. Preference Shares	61,678	4,049
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	24,760	3,399
	Shinhan Financial Group Co. Ltd.	66,550	2,391
	Hana Financial Group Inc.	54,750	2,244
	NAVER Corp.	5,632	1,814
	KB Financial Group Inc.	32,680	1,609
	Koh Young Technology Inc.	62,370	1,554
*	Doosan Bobcat Inc.	31,315	1,281
*,1,2	SK IE Technology Co. Ltd.	3,493	330
			73,540
Taiwan (13.7%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	3,089,522	65,064
*	MediaTek Inc.	475,313	19,926
*	Hon Hai Precision Industry Co. Ltd.	2,916,685	11,991
*	ASE Technology Holding Co. Ltd.	1,711,000	7,150
	Lite-On Technology Corp.	2,578,000	5,842
	Globalwafers Co. Ltd.	126,428	3,875
*	Catcher Technology Co. Ltd.	500,000	3,528
*	Delta Electronics Inc.	328,000	3,514
	Compal Electronics Inc.	3,330,000	2,968
*	Formosa Sumco Technology Corp.	412,780	2,827
	Sino-American Silicon Products Inc.	358,673	2,494
*	Airtac International Group	56,885	2,374
*	Accton Technology Corp.	194,682	2,204
*	Realtek Semiconductor Corp.	114,585	2,162
*	Hiwin Technologies Corp.	87,000	1,313
*	Poya International Co. Ltd.	60,000	1,307
9

Emerging Markets Select Stock Fund
		Shares	Market Value• ($000)
*	E.Sun Financial Holding Co. Ltd.	1,270,528	1,224
*	Advantech Co. Ltd.	66,000	835
*	President Chain Store Corp.	62,321	602
			141,200
Thailand (1.8%)
	Siam Commercial Bank PCL NVDR	1,803,800	6,076
	Charoen Pokphand Foods PCL	5,545,400	5,161
	Kasikornbank PCL NVDR	696,235	2,947
	Bangkok Bank PCL NVDR	469,100	1,827
	CP ALL PCL	724,600	1,454
	Bangkok Bank PCL (Registered)	215,800	840
	Central Pattana PCL	188,600	316
	PTT PCL	61,441	79
			18,700
Turkey (1.0%)
	Ford Otomotiv Sanayi AS	234,694	4,988
	Eregli Demir ve Celik Fabrikalari TAS	857,616	1,968
	Akbank TAS	2,608,802	1,541
*	Turkiye Petrol Rafinerileri AS	138,827	1,472
			9,969
United Arab Emirates (0.4%)
	Abu Dhabi Commercial Bank PJSC	2,436,016	4,149
United Kingdom (1.7%)
	Standard Chartered plc	914,940	6,564
	Antofagasta plc	233,338	6,011
	Polymetal International plc	93,390	1,929
	Anglo American plc	21,753	922
	Ninety One plc	231,179	781
*	Bank of Cyprus Holdings plc	490,550	609
	Hikma Pharmaceuticals plc	16,984	572
	Ferrexpo plc	74,260	450
	Commercial International Bank Egypt SAE GDR (Registered)	1	—
			17,838
United States (3.9%)
*	Cemex SAB de CV ADR	853,204	6,732
*	MercadoLibre Inc.	3,961	6,223
	Cognizant Technology Solutions Corp. Class A	70,584	5,675
*	Flex Ltd.	241,216	4,197
*	Sea Ltd. ADR	13,231	3,341
*	Azul SA ADR	127,333	2,710
*,3	Ozon Holdings plc ADR	37,442	2,328
*	Afya Ltd. Class A	96,754	2,168
*	Yandex NV Class A	32,108	2,105
*	Copa Holdings SA Class A	21,213	1,835
	Credicorp Ltd.	12,519	1,495
*,3	Coupang Inc.	18,645	781
*	New Frontier Health Corp.	29,243	326
*	Chindata Group Holdings ADR	11,159	147
			40,063
Vietnam (0.1%)
*,1	Vinhomes JSC	246,940	1,064
Total Common Stocks (Cost $729,618)			959,270
10

Emerging Markets Select Stock Fund
		Shares	Market Value• ($000)
Temporary Cash Investments (6.4%)
Money Market Fund (6.4%)
[4,5]	Vanguard Market Liquidity Fund, 0.068% (Cost $66,152)	661,564	66,156
Total Investments (99.8%) (Cost $795,770)			1,025,426
Other Assets and Liabilities—Net (0.2%)			2,278
Net Assets (100%)			1,027,704
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2021, the aggregate value was $36,006,000, representing 3.5% of net assets.
2	Security value determined using significant unobservable inputs.
3	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,779,000.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $4,970,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI Emerging Markets Index	June 2021	741	49,521	(180)

See accompanying Notes, which are an integral part of the Financial Statements.
11

Emerging Markets Select Stock Fund
Statement of Assets and Liabilities
As of April 30, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $729,618)	959,270
Affiliated Issuers (Cost $66,152)	66,156
Total Investments in Securities	1,025,426
Investment in Vanguard	37
Cash	1,727
Cash Collateral Pledged—Futures Contracts	3,188
Foreign Currency, at Value (Cost $1,024)	1,040
Receivables for Investment Securities Sold	5,935
Receivables for Accrued Income	2,388
Receivables for Capital Shares Issued	811
Total Assets	1,040,552
Liabilities
Payables for Investment Securities Purchased	2,295
Collateral for Securities on Loan	4,970
Payables to Investment Advisor	1,373
Payables for Capital Shares Redeemed	1,251
Payables to Vanguard	127
Variation Margin Payable—Futures Contracts	863
Deferred Foreign Capital Gains Taxes	1,969
Total Liabilities	12,848
Net Assets	1,027,704
At April 30, 2021, net assets consisted of:

Paid-in Capital	776,617
Total Distributable Earnings (Loss)	251,087
Net Assets	1,027,704

Net Assets
Applicable to 36,072,535 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,027,704
Net Asset Value Per Share	$28.49

See accompanying Notes, which are an integral part of the Financial Statements.
12

Emerging Markets Select Stock Fund
Statement of Operations

Six Months Ended April 30, 2021
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	6,663
Dividends—Affiliated Issuers	13
Interest—Unaffiliated Issuers	1
Interest—Affiliated Issuers	28
Securities Lending—Net	31
Total Income	6,736
Expenses
Investment Advisory Fees—Note B
Basic Fee	2,318
Performance Adjustment	85
The Vanguard Group—Note C
Management and Administrative	1,387
Marketing and Distribution	35
Custodian Fees	108
Shareholders’ Reports	1
Trustees’ Fees and Expenses	—
Total Expenses	3,934
Net Investment Income	2,802
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers	30,046
Investment Securities Sold—Affiliated Issuers	240
Futures Contracts	8,418
Forward Currency Contracts	(1)
Foreign Currencies	(156)
Realized Net Gain (Loss)	38,547
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers[2]	162,321
Investment Securities—Affiliated Issuers	(4)
Futures Contracts	(487)
Foreign Currencies	18
Change in Unrealized Appreciation (Depreciation)	161,848
Net Increase (Decrease) in Net Assets Resulting from Operations	203,197
1	Dividends are net of foreign withholding taxes of $801,000.
2	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of $1,711,000.

See accompanying Notes, which are an integral part of the Financial Statements.
13

Emerging Markets Select Stock Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2021	Year Ended October 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,802	9,363
Realized Net Gain (Loss)	38,547	(15,205)
Change in Unrealized Appreciation (Depreciation)	161,848	16,970
Net Increase (Decrease) in Net Assets Resulting from Operations	203,197	11,128
Distributions
Total Distributions	(8,567)	(15,169)
Capital Share Transactions
Issued	258,927	197,586
Issued in Lieu of Cash Distributions	7,584	13,238
Redeemed	(103,733)	(238,050)
Net Increase (Decrease) from Capital Share Transactions	162,778	(27,226)
Total Increase (Decrease)	357,408	(31,267)
Net Assets
Beginning of Period	670,296	701,563
End of Period	1,027,704	670,296

See accompanying Notes, which are an integral part of the Financial Statements.
14

Emerging Markets Select Stock Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months, Ended April 30, 2021	Year Ended October 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$22.18	$21.87	$19.68	$22.56	$18.27	$16.48
Investment Operations
Net Investment Income	.084[1]	.298[1]	.474[1,2]	.414[1]	.413[1]	.234
Net Realized and Unrealized Gain (Loss) on Investments	6.502	.483	2.208	(2.943)	4.129	1.840
Total from Investment Operations	6.586	.781	2.682	(2.529)	4.542	2.074
Distributions
Dividends from Net Investment Income	(.276)	(.471)	(.492)	(.351)	(.252)	(.284)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.276)	(.471)	(.492)	(.351)	(.252)	(.284)
Net Asset Value, End of Period	$28.49	$22.18	$21.87	$19.68	$22.56	$18.27
Total Return[3]	29.82%	3.51%	13.96%	-11.39%	25.28%	12.95%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,028	$670	$702	$564	$646	$339
Ratio of Total Expenses to Average Net Assets[4]	0.87%	0.85%	0.93%	0.94%	0.92%	0.90%
Ratio of Net Investment Income to Average Net Assets	0.62%	1.43%	2.25%[2]	1.85%	2.04%	1.57%
Portfolio Turnover Rate	23%	52%	46%	76%	44%	46%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $0.071 and 0.34%, respectively, resulting from a special dividend from Naspers Ltd. in September 2019.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Includes performance-based investment advisory fee increases (decreases) of 0.02%, (0.01%), 0.07%, 0.05%, (0.01%), and (0.03%).

See accompanying Notes, which are an integral part of the Financial Statements.
15

Emerging Markets Select Stock Fund
Notes to Financial Statements
Vanguard Emerging Markets Select Stock Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. Further, at April 30, 2021, the fund had a concentration of its investments in securities issued in China, and the performance of such investments may be impacted by the country's social, political, and economic conditions.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades
16

Emerging Markets Select Stock Fund
futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2021, the fund’s average investments in long and short futures contracts represented 5% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended April 30, 2021, the fund’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
17

Emerging Markets Select Stock Fund
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow
18

Emerging Markets Select Stock Fund
money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains.
B.	The investment advisory firms Pzena Investment Management, LLC, Wellington Management Company llp, Oaktree Capital Management, L.P., and Baillie Gifford Overseas Ltd., each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee of Baillie Gifford Overseas Ltd. is subject to quarterly adjustments based on performance relative to the FTSE Emerging Index since July 31, 2018. The basic fees of Oaktree Capital Management, L.P., Pzena Investment Management, LLC, and Wellington Management Company llp are subject to quarterly adjustments based on performance relative to the FTSE Emerging Index for the preceding three years.
Vanguard manages the cash reserves of the fund as described below.
For the six months ended April 30, 2021, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.51% of the fund’s average net assets, before a net increase of $85,000 (0.02%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2021, the fund had contributed to Vanguard capital in the amount of $37,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
19

Emerging Markets Select Stock Fund
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	136,206	—	—	136,206
Common Stocks—Other	72,500	746,958	3,606	823,064
Temporary Cash Investments	66,156	—	—	66,156
Total	274,862	746,958	3,606	1,025,426
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	180	—	—	180
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	At April 30, 2021, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Equity Contracts ($000)	Total ($000)
Unrealized Depreciation—Futures Contracts[1]	180	180
1 Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilites.
20

Emerging Markets Select Stock Fund
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2021, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	8,418	—	8,418
Forward Currency Contracts	—	(1)	(1)
Realized Net Gain (Loss) on Derivatives	8,418	(1)	8,417
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(487)	—	(487)
Change in Unrealized Appreciation (Depreciation) on Derivatives	(487)	—	(487)
F.	As of April 30, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	798,515
Gross Unrealized Appreciation	262,761
Gross Unrealized Depreciation	(36,030)
Net Unrealized Appreciation (Depreciation)	226,731
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2020, the fund had available capital losses totaling $15,485,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2021; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
G.	During the six months ended April 30, 2021, the fund purchased $322,400,000 of investment securities and sold $187,172,000 of investment securities, other than temporary cash investments.
H.	Capital shares issued and redeemed were:

	Six Months Ended April 30, 2021	Year Ended October 31, 2020
	Shares (000)	Shares (000)
Issued	9,322	9,613
Issued in Lieu of Cash Distributions	294	579
Redeemed	(3,766)	(12,051)
Net Increase (Decrease) in Shares Outstanding	5,850	(1,859)
21

Emerging Markets Select Stock Fund
I.	Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:
		Current Period Transactions
	Oct. 31, 2020 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Apr. 30, 2021 Market Value ($000)
Vanguard FTSE Emerging Markets ETF	1,306	15,609	17,151	240	(4)	13	—	—
Vanguard Market Liquidity Fund	37,445	NA1	NA1	—	—	28	—	66,156
Total	38,751			240	(4)	41	—	66,156
1	Not applicable—purchases and sales are for temporary cash investment purposes.
J.	Management has determined that no events or transactions occurred subsequent to April 30, 2021, that would require recognition or disclosure in these financial statements.
22

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard Emerging Markets Select Stock Fund has renewed the fund’s investment advisory arrangements with Pzena Investment Management, LLC (Pzena), Oaktree Capital Management, L.P. (Oaktree), Baillie Gifford Overseas Limited (Baillie Gifford), and Wellington Management Company LLP (Wellington Management). The board determined that renewing the fund’s advisory arrangements was in the best interests of the fund and its shareholders.
The board based its decisions upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed the quality of the investment management services provided to the fund since its inception in 2011; it also took into account the organizational depth and stability of each advisor. The board considered the following:
Pzena. Founded in 1995, Pzena is an independent investment management firm that uses a classic value investment strategy in a range of domestic and international portfolios. The advisor employs in-depth fundamental research to identify companies that are temporarily underperforming their long-term earnings power. Companies are purchased when Pzena judges that: (1) the company’s problems are temporary, (2) management has a viable strategy to generate earnings recovery, and (3) there is meaningful downside protection in case the earnings recovery does not materialize. Pzena has advised a portion of the fund since the fund’s inception in 2011.
Oaktree. Founded in 1995, Oaktree is an investment advisory firm that focuses on certain specialized investment areas, including emerging markets. The portfolio manager for Oaktree’s portion of the fund has more than 20 years of investment experience and is supported by an analyst team focused only on emerging markets equity investing. The team’s fundamental
23

research focuses on companies with strong cash flow generation and attractive returns on capital, seeking to purchase these companies at favorable valuations. The team emphasizes developing in-depth industry knowledge by traveling extensively to meet with company management. Oaktree has advised a portion of the fund since the fund’s inception in 2011.
Baillie Gifford. Baillie Gifford—a unit of Baillie Gifford & Co., founded in 1908—is among the largest independently owned investment management firms in the United Kingdom. Consistent with its long-term approach, Baillie Gifford’s emerging markets equity team focuses on companies that it believes possess the most substantial growth prospects over the next five to 10 years. The team’s deep, differentiated analysis and intentional regional rotations avoid home bias and encourage depth across industries. The team is willing to deviate meaningfully from the benchmark and endure short-term volatility in order to invest in companies that the team believes has the most potential for substantial long-term growth. Baillie Gifford has managed a portion of the fund since 2018.
Wellington Management. Founded in 1928, Wellington Management is among the nation’s oldest and most respected institutional investment managers. The advisor employs a “research portfolio” approach by allocating sleeves to global industry analysts based on each analyst’s area of industry coverage. The global industry analysts make independent buy and sell decisions in their respective industries. Wellington Management has advised a portion of the fund since the fund’s inception in 2011.
The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.
Investment performance
The board considered the short-term and since-inception performance of each advisor’s subportfolio, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rates were also below the peer-group average.
The board did not consider the profitability of Pzena, Oaktree, Baillie Gifford, or Wellington Management in determining whether to approve the advisory fees because the firms are independent of Vanguard and the advisory fees are the result of arm’s-length negotiations.
The benefit of economies of scale
The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the advisory fee schedules for Pzena, Oaktree, Baillie Gifford, and Wellington Management. The breakpoints reduce the effective rate of the fees as the fund’s assets managed by each advisor increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.
24

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Trustees’ Equity Fund approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Emerging Markets Select Stock Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2020, through December 31, 2020 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
25

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You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2021 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q7522 062021

Semiannual Report   |   April 30, 2021
Vanguard Alternative Strategies Fund

Contents
About Your Fund’s Expenses	1
Consolidated Financial Statements	4
Trustees Approve Advisory Arrangement	28
Liquidity Risk Management	30

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Consolidated Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended April 30, 2021
Alternative Strategies Fund	Beginning Account Value 10/31/2020	Ending Account Value 4/30/2021	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$1,003.50	$5.51
Based on Hypothetical 5% Yearly Return	1,000.00	1,019.29	5.56
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 1.11%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

Alternative Strategies Fund
Fund Allocation
As of April 30, 2021
	Long Portfolio[1]	Short Portfolio[2]
Communication Services	5.2%	2.3%
Consumer Discretionary	9.5	10.5
Consumer Staples	2.3	2.6
Energy	1.0	2.1
Financials	15.5	22.4
Health Care	10.5	11.0
Industrials	15.8	14.9
Information Technology	27.1	24.4
Materials	4.1	2.2
Real Estate	3.7	5.2
Utilities	5.3	2.4
1	Percentage of investments in long portfolio.
2	Percentage of investments in short portfolio.
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Alternative Strategies Fund
Consolidated Financial Statements (unaudited)
Consolidated Schedule of Investments
As of April 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks—Long Positions (52.5%)
Communication Services (2.7%)
*	Cincinnati Bell Inc.	153,700	2,372
[1]	Omnicom Group Inc.	1,966	162
*,1	Charter Communications Inc. Class A	239	161
*,1	Liberty Broadband Corp. Class C	977	159
*,1	Alphabet Inc. Class A	65	153
[1]	Comcast Corp. Class A	2,709	152
*,1	Walt Disney Co.	786	146
[1]	AT&T Inc.	4,660	146
*,1	Madison Square Garden Sports Corp.	783	145
[1]	Verizon Communications Inc.	2,517	145
[1]	Sirius XM Holdings Inc.	19,632	120
*	T-Mobile US Inc.	94	12
			3,873
Consumer Discretionary (5.0%)
[2]	GrandVision NV	75,476	2,441
*	Sportsman's Warehouse Holdings Inc.	60,000	1,054
*,1	Amazon.com Inc.	49	170
[1]	VF Corp.	1,887	166
[1]	Yum! Brands Inc.	1,392	166
[1]	Pool Corp.	381	161
[1]	Genuine Parts Co.	1,281	160
[1]	TJX Cos. Inc.	2,255	160
[1]	McDonald's Corp.	675	159
*,1	O'Reilly Automotive Inc.	285	158
[1]	Dollar General Corp.	727	156
[1]	Home Depot Inc.	481	156
[1]	Yum China Holdings Inc.	2,481	156
*,1	AutoZone Inc.	105	154
[1]	Columbia Sportswear Co.	1,400	153
[1]	Garmin Ltd.	1,106	152
[1]	Service Corp. International	2,831	151
[1]	Tractor Supply Co.	802	151
[1]	Gentex Corp.	4,226	149
[1]	Starbucks Corp.	1,305	149
	Domino's Pizza Inc.	351	148
[1]	NIKE Inc. Class B	1,093	145
	Wendy's Co.	6,381	144
[1]	Newell Brands Inc.	5,319	143

Alternative Strategies Fund
		Shares	Market Value• ($000)
[1]	eBay Inc.	2,323	130
*,1	frontdoor Inc.	1,564	84
			7,116
Consumer Staples (1.2%)
[1]	Archer-Daniels-Midland Co.	2,644	167
[1]	Brown-Forman Corp. Class B	2,186	167
*,1	Post Holdings Inc.	1,405	160
[1]	Mondelez International Inc. Class A	2,586	157
[1]	J M Smucker Co.	1,189	156
[1]	PepsiCo Inc.	1,034	149
[1]	Coca-Cola Co.	2,734	147
[1]	McCormick & Co. Inc.	1,604	145
[1]	Costco Wholesale Corp.	386	143
[1]	Altria Group Inc.	2,972	142
[1]	Kimberly-Clark Corp.	1,043	139
	Philip Morris International Inc.	366	35
	Procter & Gamble Co.	141	19
			1,726
Energy (0.5%)
*,1	Cheniere Energy Inc.	2,108	164
[1]	Exxon Mobil Corp.	2,659	152
	Williams Cos. Inc.	5,457	133
	Kinder Morgan Inc.	7,764	132
[1]	Cabot Oil & Gas Corp.	7,697	128
			709
Financials (8.1%)
	Willis Towers Watson plc	10,150	2,628
	Waddell & Reed Financial Inc. Class A	93,599	2,338
	TCF Financial Corp.	50,000	2,276
*	Watford Holdings Ltd.	63,339	2,208
[1]	Allstate Corp.	1,327	168
[1]	Brown & Brown Inc.	3,099	165
[1]	W R Berkley Corp.	2,027	162
*,1	Alleghany Corp.	237	161
[1]	Marsh & McLennan Cos. Inc.	1,189	161
[1]	Intercontinental Exchange Inc.	1,351	159
*,1	Markel Corp.	134	158
[1]	CNA Financial Corp.	3,269	153
*,1	Berkshire Hathaway Inc. Class B	553	152
	Arthur J Gallagher & Co.	1,036	150
[1]	TFS Financial Corp.	7,202	141
	AGNC Investment Corp.	7,713	138
[1]	Aon plc Class A (XNYS)	497	125
	Ares Management Corp. Class A	2,345	123
	White Mountains Insurance Group Ltd.	19	22
	Hanover Insurance Group Inc.	100	14
			11,602
Health Care (5.5%)
*	PPD Inc.	50,000	2,310
*	PRA Health Sciences Inc.	12,000	2,003
*	Change Healthcare Inc.	14,000	321
[1]	Cooper Cos. Inc.	391	161
*,1	Henry Schein Inc.	2,192	159
[1]	West Pharmaceutical Services Inc.	477	157

Alternative Strategies Fund
		Shares	Market Value• ($000)
[1]	Thermo Fisher Scientific Inc.	328	154
*,1	IDEXX Laboratories Inc.	275	151
[1]	Pfizer Inc.	3,904	151
[1]	Abbott Laboratories	1,249	150
[1]	STERIS plc	712	150
[1]	Chemed Corp.	312	149
[1]	Danaher Corp.	587	149
[1]	Baxter International Inc.	1,732	148
[1]	Cerner Corp.	1,964	147
[1]	Amgen Inc.	611	146
[1]	Becton Dickinson and Co.	587	146
[1]	AmerisourceBergen Corp. Class A	1,196	145
[1]	CVS Health Corp.	1,897	145
[1]	Hill-Rom Holdings Inc.	1,291	142
[1]	Johnson & Johnson	867	141
	Agilent Technologies Inc.	1,036	138
[1]	Merck & Co. Inc.	1,779	133
*	QIAGEN NV	2,655	128
	Zoetis Inc.	525	91
*,1	DaVita Inc.	326	38
	Bristol-Myers Squibb Co.	287	18
			7,871
Industrials (8.3%)
*	Fly Leasing Ltd. ADR	155,000	2,622
*	Navistar International Corp.	52,000	2,301
	Aerojet Rocketdyne Holdings Inc.	43,500	2,032
	Knoll Inc.	35,000	836
	IHS Markit Ltd.	3,000	323
[1]	Northrop Grumman Corp.	451	160
[1]	Illinois Tool Works Inc.	687	158
[1]	Waste Management Inc.	1,145	158
[1]	Roper Technologies Inc.	351	157
[1]	IDEX Corp.	698	156
[1]	Allegion plc	1,159	156
[1]	AMETEK Inc.	1,152	155
[1]	Lennox International Inc.	461	155
[1]	Republic Services Inc. Class A	1,447	154
[1]	Fastenal Co.	2,890	151
[1]	Honeywell International Inc.	677	151
[1]	Carlisle Cos. Inc.	785	150
[1]	General Dynamics Corp.	781	149
[1]	Lockheed Martin Corp.	391	149
[1]	Norfolk Southern Corp.	533	149
[1]	AMERCO	248	148
[1]	Booz Allen Hamilton Holding Corp. Class A	1,784	148
[1]	Allison Transmission Holdings Inc.	3,537	147
*,1	Dun & Bradstreet Holdings Inc.	6,205	147
[1]	Hubbell Inc. Class B	756	145
	Verisk Analytics Inc. Class A	732	138
[1]	Expeditors International of Washington Inc.	1,194	131
[1]	PACCAR Inc.	1,391	125
[1]	BWX Technologies Inc.	1,854	124
*,1	Ingersoll Rand Inc.	2,250	111
	Schneider National Inc. Class B	1,475	36
			11,822

Alternative Strategies Fund
		Shares	Market Value• ($000)
Information Technology (14.2%)
	FLIR Systems Inc.	42,500	2,549
	Perspecta Inc.	86,443	2,530
*	Slack Technologies Inc. Class A	58,000	2,459
*	Nuance Communications Inc.	45,000	2,393
*	Talend SA ADR	36,000	2,319
	Maxim Integrated Products Inc.	24,500	2,303
*	Proofpoint Inc.	6,000	1,033
[1]	Fidelity National Information Services Inc.	1,060	162
[1]	Intuit Inc.	394	162
[1]	Switch Inc. Class A	8,727	162
*,1	Adobe Inc.	312	159
[1]	Oracle Corp.	2,100	159
*,1	VeriSign Inc.	723	158
[1]	Western Union Co.	6,145	158
[1]	CDW Corp.	880	157
*,1	Akamai Technologies Inc.	1,435	156
[1]	Apple Inc.	1,187	156
[1]	Visa Inc. Class A	670	156
[1]	Dolby Laboratories Inc. Class A	1,514	154
[1]	Jack Henry & Associates Inc.	937	153
[1]	International Business Machines Corp.	1,077	153
[1]	Juniper Networks Inc.	6,009	153
[1]	Accenture plc Class A	527	153
[1]	Microsoft Corp.	602	152
[1]	Broadridge Financial Solutions Inc.	951	151
*,1	Fiserv Inc.	1,233	148
[1]	Amphenol Corp. Class A	2,164	146
*,1	Black Knight Inc.	2,015	146
[1]	Amdocs Ltd.	1,864	143
[1]	Motorola Solutions Inc.	757	142
[1]	Automatic Data Processing Inc.	755	141
[1]	Paychex Inc.	1,448	141
*,1	Synopsys Inc.	572	141
[1]	Hewlett Packard Enterprise Co.	8,475	136
*,1	Keysight Technologies Inc.	943	136
	Texas Instruments Inc.	722	130
	Broadcom Inc.	272	124
*,1	ANSYS Inc.	285	104
	Mastercard Inc. Class A	183	70
	NortonLifeLock Inc.	553	12
			20,260
Materials (2.2%)
	W R Grace & Co.	15,000	1,031
*	Forterra Inc.	26,284	617
[1]	Avery Dennison Corp.	773	166
[1]	Sherwin-Williams Co.	591	162
[1]	Ball Corp.	1,706	160
[1]	Packaging Corp. of America	1,060	156
[1]	Sonoco Products Co.	2,372	155
[1]	Ecolab Inc.	669	150
[1]	RPM International Inc.	1,580	150
[1]	Linde plc	516	147
[1]	Air Products and Chemicals Inc.	503	145

Alternative Strategies Fund
		Shares	Market Value• ($000)
	Reliance Steel & Aluminum Co.	301	48
			3,087
Real Estate (2.0%)
[1]	Sun Communities Inc.	1,007	168
[1]	Extra Space Storage Inc.	1,100	163
[1]	UDR Inc.	3,466	161
[1]	American Homes 4 Rent Class A	4,330	160
[1]	Essex Property Trust Inc.	546	159
[1]	Invitation Homes Inc.	4,541	159
[1]	Alexandria Real Estate Equities Inc.	871	158
[1]	AvalonBay Communities Inc.	822	158
[1]	Duke Realty Corp.	3,389	158
[1]	Life Storage Inc.	1,643	158
[1]	Camden Property Trust	1,297	156
[1]	Equity Residential	2,103	156
[1]	Mid-America Apartment Communities Inc.	981	154
[1]	CoreSite Realty Corp.	1,243	151
[1]	Douglas Emmett Inc.	4,491	151
	Equity Commonwealth	4,385	126
[1]	Public Storage	429	121
[1]	Kilroy Realty Corp.	1,130	77
[1]	Equinix Inc.	75	54
[1]	CubeSmart	1,125	48
	Apartment Investment and Management Co. Class A	1	—
	Apartment Income REIT Corp.	1	—
			2,796
Utilities (2.8%)
	PNM Resources Inc.	46,000	2,271
[1]	American Electric Power Co. Inc.	1,796	159
[1]	NextEra Energy Inc.	2,018	156
[1]	OGE Energy Corp.	4,654	156
[1]	IDACORP Inc.	1,499	154
[1]	Atmos Energy Corp.	1,478	153
[1]	CMS Energy Corp.	2,383	153
[1]	Alliant Energy Corp.	2,685	151
[1]	Duke Energy Corp.	1,498	151
[1]	Exelon Corp.	3,227	145
[1]	Southern Co.	2,019	134
[1]	Avangrid Inc.	2,317	118
	Dominion Energy Inc.	319	26
			3,927
Total Common Stocks—Long Positions (Cost $63,838)			74,789
Temporary Cash Investments (54.3%)
Money Market Fund (34.1%)
[3]	Vanguard Market Liquidity Fund, 0.068%	484,992	48,499
		Face Amount ($000)
U.S. Government and Agency Obligations (20.2%)
[4]	U.S. Treasury Bill, 0.020%, 8/26/21	13,200	13,199

Alternative Strategies Fund
		Face Amount ($000)	Market Value• ($000)
[4,5]	U.S. Treasury Bill, 0.020%, 8/26/21	15,600	15,599
			28,798
Total Temporary Cash Investments (Cost $77,291)			77,297
Common Stocks Sold Short (-20.1%)
Communication Services (-0.5%)
*	Liberty Media Group Class A	(3,680)	(152)
*	Roku Inc.	(428)	(147)
*	Zillow Group Inc. Class A	(971)	(130)
*	Live Nation Entertainment Inc.	(1,361)	(111)
*	TripAdvisor Inc.	(2,141)	(101)
			(641)
Consumer Discretionary (-2.1%)
*	Carvana Co. Class A	(558)	(159)
	Darden Restaurants Inc.	(1,075)	(158)
*	Ulta Beauty Inc.	(467)	(154)
*	Tesla Inc.	(216)	(153)
	MGM Resorts International	(3,753)	(153)
*	Terminix Global Holdings Inc.	(3,002)	(153)
*	L Brands Inc.	(2,292)	(151)
*	Capri Holdings Ltd.	(2,722)	(150)
	Thor Industries Inc.	(1,053)	(149)
	Tempur Sealy International Inc.	(3,806)	(145)
	Royal Caribbean Cruises Ltd.	(1,656)	(144)
	Qurate Retail Inc. Series A	(12,009)	(143)
*	Wynn Resorts Ltd.	(1,109)	(142)
*	Planet Fitness Inc. Class A	(1,687)	(142)
*	Etsy Inc.	(697)	(139)
*	PVH Corp.	(1,223)	(138)
*	Carnival Corp.	(4,871)	(136)
*	Wayfair Inc. Class A	(448)	(132)
*	Nordstrom Inc.	(3,414)	(125)
*	Aptiv plc	(762)	(110)
*	Peloton Interactive Inc. Class A	(656)	(65)
*	Ollie's Bargain Outlet Holdings Inc.	(420)	(39)
*	Norwegian Cruise Line Holdings Ltd.	(1,104)	(34)
			(3,014)
Consumer Staples (-0.5%)
*	US Foods Holding Corp.	(3,954)	(164)
*	Coty Inc. Class A	(15,768)	(158)
	Spectrum Brands Holdings Inc.	(1,728)	(152)
	Nu Skin Enterprises Inc. Class A	(2,765)	(146)
*	Beyond Meat Inc.	(994)	(131)
			(751)
Energy (-0.4%)
	Diamondback Energy Inc.	(1,968)	(161)
	Targa Resources Corp.	(4,353)	(151)
	APA Corp.	(6,465)	(129)
	Antero Midstream Corp.	(14,316)	(124)
	Continental Resources Inc.	(1,586)	(43)
			(608)

Alternative Strategies Fund
		Face Amount ($000)	Market Value• ($000)
Financials (-4.5%)
	Aon plc Class A	(10,961)	(2,756)
	Huntington Bancshares Inc.	(150,140)	(2,300)
	S&P Global Inc.	(851)	(333)
	LPL Financial Holdings Inc.	(1,027)	(161)
	OneMain Holdings Inc.	(2,817)	(160)
	Discover Financial Services	(1,405)	(160)
*	Brighthouse Financial Inc.	(3,295)	(154)
	Wintrust Financial Corp.	(1,842)	(142)
	Rocket Cos. Inc. Class A	(5,599)	(126)
*	GoHealth Inc. Class A	(6,049)	(72)
	American Financial Group Inc.	(376)	(46)
			(6,410)
Health Care (-2.2%)
*	ICON plc	(4,950)	(1,074)
*	Moderna Inc.	(923)	(165)
*	Acadia Healthcare Co. Inc.	(2,626)	(160)
*	Catalent Inc.	(1,417)	(159)
*	Exelixis Inc.	(6,420)	(158)
*	Align Technology Inc.	(262)	(156)
*	Horizon Therapeutics plc	(1,611)	(153)
*	BioMarin Pharmaceutical Inc.	(1,922)	(150)
*	Exact Sciences Corp.	(1,124)	(148)
*	Sage Therapeutics Inc.	(1,859)	(146)
*	Biogen Inc.	(521)	(139)
*	Reata Pharmaceuticals Inc. Class A	(1,299)	(132)
*	Iovance Biotherapeutics Inc.	(3,748)	(118)
*	Adaptive Biotechnologies Corp.	(2,742)	(114)
*	Quidel Corp.	(1,011)	(106)
*	Bluebird Bio Inc.	(2,509)	(75)
			(3,153)
Industrials (-3.0%)
*	Teledyne Technologies Inc.	(3,051)	(1,366)
	Herman Miller Inc.	(11,200)	(465)
*	XPO Logistics Inc.	(1,204)	(168)
	Vertiv Holdings Co. Class A	(7,346)	(167)
*	Univar Solutions Inc.	(7,043)	(164)
	Macquarie Infrastructure Corp.	(4,768)	(159)
*	Clean Harbors Inc.	(1,736)	(154)
*	JetBlue Airways Corp.	(7,154)	(146)
*	Copa Holdings SA Class A	(1,672)	(145)
*	Uber Technologies Inc.	(2,632)	(144)
*	Delta Air Lines Inc.	(3,066)	(144)
*	United Rentals Inc.	(439)	(140)
	Spirit AeroSystems Holdings Inc. Class A	(2,984)	(136)
	Air Lease Corp. Class A	(2,885)	(135)
*	United Airlines Holdings Inc.	(2,472)	(134)
*	Lyft Inc. Class A	(2,257)	(126)
*	Kirby Corp.	(1,970)	(126)
*	American Airlines Group Inc.	(5,409)	(117)
*	Ingersoll Rand Inc.	(2,250)	(111)
			(4,247)

Alternative Strategies Fund
		Face Amount ($000)	Market Value• ($000)
Information Technology (-4.9%)
	Analog Devices Inc.	(15,435)	(2,364)
*	salesforce.com Inc.	(4,501)	(1,037)
	DXC Technology Co.	(4,888)	(161)
*	Cloudflare Inc. Class A	(1,848)	(157)
*	CommScope Holding Co. Inc.	(9,479)	(156)
*	Dynatrace Inc.	(2,952)	(154)
	Alliance Data Systems Corp.	(1,305)	(154)
*	Zscaler Inc.	(808)	(152)
*	Western Digital Corp.	(2,129)	(150)
*	Nutanix Inc. Class A	(5,514)	(149)
*	Trade Desk Inc. Class A	(205)	(149)
*	Bill.com Holdings Inc.	(964)	(149)
*	Teradata Corp.	(2,974)	(147)
*	Zoom Video Communications Inc. Class A	(446)	(143)
*	Anaplan Inc.	(2,365)	(141)
*	2U Inc.	(3,577)	(140)
*	Datadog Inc. Class A	(1,623)	(139)
*	BigCommerce Holdings Inc. Series 1	(2,322)	(139)
*	Crowdstrike Holdings Inc. Class A	(661)	(138)
*	Twilio Inc. Class A	(372)	(137)
*	ON Semiconductor Corp.	(3,465)	(135)
*	Elastic NV	(1,087)	(131)
*	Pure Storage Inc. Class A	(6,410)	(130)
*	Enphase Energy Inc.	(919)	(128)
	Ubiquiti Inc.	(438)	(125)
*	Alteryx Inc. Class A	(1,353)	(111)
*	Fastly Inc. Class A Class A	(1,557)	(99)
*	MongoDB Inc.	(159)	(47)
*	Square Inc. Class A	(61)	(15)
			(6,977)
Materials (-0.4%)
	Olin Corp.	(3,774)	(162)
	Mosaic Co.	(4,510)	(159)
	Freeport-McMoRan Inc.	(3,794)	(143)
	Valvoline Inc.	(2,656)	(83)
	LyondellBasell Industries NV Class A	(682)	(71)
			(618)
Real Estate (-1.1%)
	Gaming and Leisure Properties Inc.	(3,491)	(162)
	Welltower Inc.	(2,124)	(159)
	Outfront Media Inc.	(6,529)	(159)
	Apple Hospitality REIT Inc.	(9,949)	(158)
	Simon Property Group Inc.	(1,287)	(157)
	Omega Healthcare Investors Inc.	(4,116)	(156)
	Ventas Inc.	(2,758)	(153)
	EPR Properties	(3,136)	(150)
	Park Hotels & Resorts Inc.	(6,566)	(147)
	Kimco Realty Corp.	(4,639)	(97)
			(1,498)
Utilities (-0.5%)
	FirstEnergy Corp.	(4,310)	(163)
	AES Corp.	(5,272)	(147)
*	PG&E Corp.	(12,338)	(140)

Alternative Strategies Fund
	Face Amount ($000)	Market Value• ($000)
Vistra Corp.	(7,312)	(123)
NRG Energy Inc.	(3,426)	(123)
		(696)
Total Common Stocks Sold Short (Proceeds $23,235)		(28,613)
Other Assets and Other Liabilities—Net (13.3%)		18,866
Net Assets (100%)		142,339
Cost is in $000.
•	See Note A in Notes to Consolidated Financial Statements.
*	Non-income-producing security.
1	Long security positions with a value of $24,302,000 are held in a segregated account at the fund's custodian bank and pledged to a broker-dealer as collateral for the fund's obligation to return borrowed securities. For so long as such obligations continue, the fund’s access to these assets is subject to authorization from the broker-dealer.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2021, the aggregate value was $2,441,000, representing 1.7% of net assets.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Securities with a value of $9,329,000 have been segregated as initial margin for open futures contracts.
5	Security is owned by the Vanguard ASF Portfolio, which is a wholly owned subsidiary of the Alternative Strategies Fund.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

Alternative Strategies Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2021	144	19,013	(334)
2-Year U.S. Treasury Note	June 2021	560	123,624	(106)
5-Year U.S. Treasury Note	June 2021	236	29,249	(244)
Amsterdam Exchanges Index	May 2021	41	6,941	(13)
CAC 40 Index	May 2021	95	7,100	121
Copper[1]	May 2021	11	2,704	192
Corn[1]	July 2021	103	3,467	484
FTSE MIB Index	June 2021	48	6,899	(152)
Gasoline RBOB[1]	May 2021	27	2,355	55
Lean Hogs[1]	June 2021	70	3,072	315
LME Aluminum[1]	May 2021	15	896	22
LME Lead[1]	May 2021	17	911	63
LME Nickel[1]	May 2021	9	953	83
LME Tin[1]	June 2021	23	3,414	327
LME Tin[1]	May 2021	13	1,994	211
LME Zinc[1]	May 2021	12	875	28
Low Sulphur Gas Oil[1]	June 2021	14	749	5
MSCI Singapore Index	May 2021	251	6,823	15
OMX Stockholm 30 Index	May 2021	265	6,946	(8)
S&P TSX 60 Index	June 2021	39	7,205	140
Soybean[1]	July 2021	43	3,299	284
Soybean Oil[1]	July 2021	90	3,369	552
Sugar #11[1]	June 2021	127	2,415	145
WTI Crude Oil[1]	May 2021	48	3,052	37
				2,222

Alternative Strategies Fund
Futures Contracts (continued)
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
Cocoa[1]	July 2021	(30)	(715)	28
Coffee[1]	July 2021	(60)	(3,183)	(169)
Copper[1]	May 2021	(11)	(2,704)	(182)
Cotton No.2[1]	July 2021	(70)	(3,083)	(91)
DAX Index	June 2021	(16)	(7,294)	(35)
FTSE Taiwan Index	May 2021	(110)	(6,808)	(2)
IBEX 35 Index	May 2021	(68)	(7,200)	(245)
KOSPI 200 Index	June 2021	(75)	(7,115)	(354)
Live Cattle[1]	May 2021	(41)	(2,739)	236
Live Cattle[1]	June 2021	(32)	(1,492)	56
LME Aluminum[1]	May 2021	(15)	(896)	(70)
LME Lead[1]	June 2021	(61)	(3,279)	(225)
LME Lead[1]	May 2021	(17)	(911)	(80)
LME Nickel[1]	May 2021	(9)	(953)	(76)
LME Nickel[1]	June 2021	(8)	(848)	(76)
LME Tin[1]	May 2021	(13)	(1,994)	(341)
LME Zinc[1]	May 2021	(12)	(875)	(30)
LME Zinc[1]	June 2021	(11)	(803)	(27)
Natural Gas[1]	May 2021	(85)	(2,491)	(222)
S&P 500 E-Mini Index	June 2021	(35)	(7,305)	(423)
Soybean Meal[1]	July 2021	(56)	(2,386)	(122)
Topix Index	June 2021	(39)	(6,785)	(40)
Wheat[1]	July 2021	(69)	(2,427)	(319)
Wheat[1]	July 2021	(23)	(845)	(95)
				(2,904)
				(682)
1	Security is owned by the Vanguard ASF Portfolio, which is a wholly owned subsidiary of the Alternative Strategies Fund.

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Morgan Stanley Capital Services Inc.	5/11/21	CAD	11,111	USD	8,838	202	—
Standard Chartered Bank	5/11/21	CAD	2,970	USD	2,367	49	—
Royal Bank of Canada	5/11/21	GBP	6,407	USD	8,850	—	(1)
BNP Paribas	5/11/21	INR	258,203	USD	3,503	—	(24)
Morgan Stanley Capital Services Inc.	5/11/21	INR	335	USD	5	—	—
State Street Bank & Trust Co.	5/11/21	MXN	72,350	USD	3,553	14	—
BNP Paribas	5/11/21	NOK	75,464	USD	8,857	209	—

Alternative Strategies Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
BNP Paribas	5/11/21	RUB	267,042	USD	3,492	53	—
Morgan Stanley Capital Services Inc.	5/11/21	TRY	29,266	USD	3,512	3	—
Standard Chartered Bank	5/11/21	ZAR	52,215	USD	3,547	48	—
BNP Paribas	5/11/21	USD	2,359	CAD	2,970	—	(57)
Bank of America, N.A.	5/11/21	USD	8,781	CHF	8,281	—	(289)
State Street Bank & Trust Co.	5/11/21	USD	41	CHF	39	—	(1)
Royal Bank of Canada	5/11/21	USD	3,544	CLP	2,540,337	—	(30)
Morgan Stanley Capital Services Inc.	5/11/21	USD	3,515	CZK	77,946	—	(109)
Standard Chartered Bank	5/11/21	USD	29	CZK	641	—	(1)
Morgan Stanley Capital Services Inc.	5/11/21	USD	8,800	EUR	7,476	—	(190)
State Street Bank & Trust Co.	5/11/21	USD	2,337	EUR	1,990	—	(56)
Goldman Sachs & Co.	5/11/21	USD	54	EUR	46	—	(1)
Bank of America, N.A.	5/11/21	USD	3,541	ILS	11,792	—	(88)
Royal Bank of Canada	5/11/21	USD	8,765	JPY	969,084	—	(102)
Standard Chartered Bank	5/11/21	USD	70	JPY	7,765	—	(1)
Morgan Stanley Capital Services Inc.	5/11/21	USD	3,532	PLN	13,802	—	(108)
Bank of America, N.A.	5/11/21	USD	39	PLN	151	—	(1)
Morgan Stanley Capital Services Inc.	5/11/21	USD	3,549	TWD	100,896	—	(63)
						578	(1,122)
CAD—Canadian dollar.
CHF—Swiss franc.
CLP—Chilean peso.
CZK—Czech koruna.
EUR—euro.
GBP—British pound.
ILS—Israeli shekel.
INR—Indian rupee.
JPY—Japanese yen.
MXN—Mexican peso.
NOK—Norwegian krone.
PLN—Polish zloty.
RUB—Russian ruble.
TRY—Turkish lira.
TWD—Taiwanese dollar.
USD—U.S. dollar.
ZAR—South African rand.
At April 30, 2021, the counterparties had deposited in segregated accounts securities with a value of $176,000 in connection with open forward currency contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Alternative Strategies Fund
Consolidated Statement of Assets and Liabilities
As of April 30, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities,
Long Positions, at Value
Unaffiliated Issuers (Cost $92,636)	103,587
Affiliated Issuers (Cost $48,493)	48,499
Total Long Positions	152,086
Investment in Vanguard	6
Cash	2,201
Cash Segregated for Short Positions	16,022
Cash Collateral Pledged—Futures Contracts	605
Cash Collateral Pledged—Forward Currency Contracts	490
Receivables for Investment Securities Sold	22
Receivables for Accrued Income	186
Receivables for Capital Shares Issued	58
Variation Margin Receivable—Futures Contracts	62
Unrealized Appreciation—Forward Currency Contracts	578
Total Assets	172,316
Liabilities
Securities Sold Short, at Value (Proceeds $23,235)	28,613
Payables for Investment Securities Purchased	3
Payables to Vanguard	53
Unrealized Depreciation—Forward Currency Contracts	1,122
Accrued Dividend Expense on Securities Sold Short	123
Payables to Broker-Dealer	63
Total Liabilities	29,977
Net Assets	142,339
At April 30, 2021, net assets consisted of:

Paid-in Capital	176,012
Total Distributable Earnings (Loss)	(33,673)
Net Assets	142,339

Net Assets
Applicable to 8,335,764 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	142,339
Net Asset Value Per Share	$17.08

See accompanying Notes, which are an integral part of the Financial Statements.

Alternative Strategies Fund
Consolidated Statement of Operations

Six Months Ended April 30, 2021
($000)
Investment Income
Income
Dividends[1]	983
Interest[2]	54
Total Income	1,037
Expenses
The Vanguard Group—Note B
Investment Advisory Services	100
Management and Administrative	232
Marketing and Distribution	10
Custodian Fees	23
Shareholders’ Reports	2
Trustees’ Fees and Expenses—Note B	6
Dividend Expense on Securities Sold Short	353
Borrowing Expense on Securities Sold Short	458
Total Expenses	1,184
Net Investment Income (Loss)	(147)
Realized Net Gain (Loss)
Investment Securities Sold—Long Positions[2]	16,111
Investment Securities Sold—Short Positions	(14,611)
Futures Contracts	2,181
Forward Currency Contracts	4,909
Foreign Currencies	71
Realized Net Gain (Loss)	8,661
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Long Positions[2]	(2,705)
Investment Securities—Short Positions	(5,051)
Futures Contracts	(2,626)
Forward Currency Contracts	407
Foreign Currencies	(86)
Change in Unrealized Appreciation (Depreciation)	(10,061)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,547)
1	Dividends are net of foreign withholding taxes of $16,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $49,000, $10,000, and ($11,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Alternative Strategies Fund
Consolidated Statement of Changes in Net Assets

	Six Months Ended April 30, 2021	Year Ended October 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	(147)	433
Realized Net Gain (Loss)	8,661	(72,780)
Change in Unrealized Appreciation (Depreciation)	(10,061)	(2,150)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,547)	(74,497)
Distributions
Total Distributions	(2,074)	(17,409)
Capital Share Transactions
Issued	21,101	318,091
Issued in Lieu of Cash Distributions	2,047	17,310
Redeemed	(183,555)	(234,534)
Net Increase (Decrease) from Capital Share Transactions	(160,407)	100,867
Total Increase (Decrease)	(164,028)	8,961
Net Assets
Beginning of Period	306,367	297,406
End of Period	142,339	306,367

See accompanying Notes, which are an integral part of the Financial Statements.

Alternative Strategies Fund
Consolidated Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months, Ended April 30, 2021	Year Ended October 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$17.15	$22.23	$20.41	$20.46	$21.28	$20.23
Investment Operations
Net Investment Income (Loss)	(.012)[1]	.023[1]	.252[1]	.197[1]	.153[1]	.106
Net Realized and Unrealized Gain (Loss) on Investments	.070	(3.835)	1.828	(.143)	(.139)	1.039
Total from Investment Operations	.058	(3.812)	2.080	.054	.014	1.145
Distributions
Dividends from Net Investment Income	(.128)	(.385)	(.260)	(.104)	(.093)	(.095)
Distributions from Realized Capital Gains	—	(.883)	—	—	(.741)	—
Total Distributions	(.128)	(1.268)	(.260)	(.104)	(.834)	(.095)
Net Asset Value, End of Period	$17.08	$17.15	$22.23	$20.41	$20.46	$21.28
Total Return[2]	0.35%	-18.17%	10.30%	0.27%	0.11%	5.68%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$142	$306	$297	$320	$292	$235
Ratio of Total Expenses to Average Net Assets
Based on Total Expenses[3,4]	1.11%	0.78%	0.79%[5]	0.66%[5]	0.79%	0.71%
Net of Dividend and Borrowing Expense on Securities Sold Short	0.35%	0.34%	0.38%[5]	0.33%[5]	0.35%	0.36%
Ratio of Net Investment Income to Average Net Assets	0.12%	0.12%	1.18%	0.93%	0.75%	0.50%
Portfolio Turnover Rate	181%	173%	157%	131%	125%	120%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes dividend expense on securities sold short of 0.33%, 0.44%, 0.41%, 0.33%, 0.44% and 0.35%, respectively.
4	Includes borrowing expense on securities sold short of 0.43%, 0.00%, 0.00%, 0.00%, 0.00%, and 0.00%, respectively.
5	The ratio of total expenses to average net assets for the periods ended 2019 and 2018, net of reduction from custody fee offset arrangement for total expenses and net of dividend and borrowing expense on securities sold short, was 0.74% and 0.33%, and 0.65% and 0.32%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

Alternative Strategies Fund
Notes to Consolidated Financial Statements
Vanguard Alternative Strategies Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
The Consolidated Financial Statements include Vanguard ASF Portfolio ("the subsidiary"), which commenced operations on August 11, 2015. The subsidiary is wholly owned by the fund and is a unit trust established in the Cayman Islands under the Trusts Law (2011 Revision) of the Cayman Islands, which is organized to invest in certain commodity-linked investments on behalf of the fund, consistent with the fund's investment objectives and policies. The commodity-linked investments and other investments held by the subsidiary are subject to the same risks that apply to similar investments if held directly by the fund. As of April 30, 2021, the fund held $17,907,000 in the subsidiary, representing 13% of the fund's net assets. All inter-fund transactions and balances (including the fund's investment in the subsidiary) have been eliminated, and the Consolidated Financial Statements include all investments and other accounts of the subsidiary as if held directly by the fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund gains exposure to commodities through the subsidiary’s investment in exchange-traded commodity futures contracts. The fund also uses interest rate futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The fund uses global equity index futures contracts to capture excess return opportunities. The primary risk associated with the use of futures contracts are imperfect correlation between changes in market values of the underlying securities or commodities and the prices of futures contracts, and the possibility of an illiquid market. In

Alternative Strategies Fund
addition, commodity futures trading is volatile, and even a small movement in market prices could cause large losses. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Consolidated Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Consolidated Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Consolidated Statement of Assets and Liabilities as an asset (liability) and in the Consolidated Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2021, the fund average investments in long and short futures contracts represented 180% and 55% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Consolidated Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Consolidated Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Consolidated Statement of Assets and Liabilities as an asset (liability) and in the Consolidated Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.

Alternative Strategies Fund
During the six months ended April 30, 2021, the fund’s average investment in forward currency contracts represented 94% of net assets, based on the average of the notional amounts at each quarter-end during the period.
The following table summarizes the fund’s derivative assets and liabilities by counterparty for derivatives subject to arrangements that provide for offsetting assets and liabilities. Exchange-traded and centrally cleared derivatives are listed separately.
	Assets Reflected in Consolidated Statement of Assets and Liabilities[1] ($000)	Liabilities Reflected in Consolidated Statement of Assets and Liabilities[1] ($000)	Net Amount Receivable (Payable) ($000)	Amounts Not Offset in the Consolidated Statement of Assets and Liabilities		Net Exposure[3] (Not Less Than $0) ($000)
				Collateral Pledged[2] ($000)	Collateral Received[2] ($000)
Derivatives Subject to Offsetting Arrangements, by Counterparty
Bank of America, N.A.	—	(378)	(378)	—	—	—
BNP Paribas	262	(81)	181	—	176	5
Goldman, Sachs & Co.	—	(1)	(1)	—	—	—
Morgan Stanley Capital Services Inc.	205	(470)	(265)	490	—	—
Royal Bank of Canada	—	(133)	(133)	—	—	—
Standard Chartered Bank	97	(2)	95	—	—	95
State Street Bank & Trust Co.	14	(57)	(43)	—	—	—
Exchange-Traded Futures Contracts	62	—	62	9,934	—	—
Total	640	(1,122)	(482)	10,424	176	100
1  Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.
2  Securities or other assets pledged as collateral are noted in the Consolidated Schedule of Investments and Consolidated Statement of Assets and Liabilities. Securities or other assets received as collateral are held in a segregated account and not included in the fund’s security holdings in the Consolidated Schedule of Investments.
3  Net Exposure represents the net amount receivable from the counterparty in the event of default. Counterparties are not required to exchange collateral if amount is below a specified minimum transfer amount.
5. Short Sales: Short sales are the sales of securities that the fund does not own. The fund sells a security it does not own in anticipation of a decline in the value of that security. In order to deliver the security to the purchaser, the fund borrows the security from a broker-dealer. The fund must segregate, as collateral for its obligation to return the borrowed security, an amount of cash and long security positions at least equal to the market value of the security sold short. In the absence of a default, the collateral segregated by the fund cannot be repledged, resold or rehypothecated. This results in the fund holding a significant portion of its assets in cash. The fund later closes out the position by returning the security to the lender, typically by purchasing the security in the open market. A gain, limited to the price at which the fund sold the security short, or a loss, theoretically unlimited in size, is recognized upon the termination of the short sale. The fund may receive a portion of the income from the investment of collateral, or be charged a fee on borrowed securities, based on the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The net amounts of income or fees are recorded

Alternative Strategies Fund
as interest income (for net income received) or borrowing expense on securities sold short (for net fees charged) on the Consolidated Statement of Operations. Dividends on securities sold short are reported as an expense in the Consolidated Statement of Operations. Cash collateral segregated for securities sold short is recorded as an asset in the Consolidated Statement of Assets and Liabilities. Long security positions segregated as collateral are shown in the Consolidated Schedule of Investments.
6. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The subsidiary is classified as a foreign corporation for U.S. tax purposes, and because it does not carry on a U.S. trade or business, is generally not subject to U.S. federal income tax. The subsidiary also complies with the Foreign Account Tax Compliance Act ("FATCA") and thus will not be subject to 30% withholding under FATCA on any income from U.S. investments. In addition, the subsidiary is not subject to Cayman Islands income tax. The subsidiary is not required to distribute any earnings and profits to the fund. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after filing the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
7. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Consolidated Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

Alternative Strategies Fund
For the six months ended April 30, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income (or dividend expense on short positions) is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Under a separate agreement, Vanguard provides corporate management and administrative services to the subsidiary for an annual fee of 0.40% of average net assets of the subsidiary, generally settled once a month. In addition, the subsidiary pays an unaffiliated third party, VGMF I (Cayman) Limited, an affiliate of Maples Trustee Services (Cayman) Limited, a fee plus reasonable additional expenses for trustee services. All of the subsidiary’s expenses are reflected in the Consolidated Statement of Operations and in the Ratio of Total Expenses to Average Net Assets in the Consolidated Financial Highlights.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2021, the fund had contributed to Vanguard capital in the amount of $6,000, representing less than 0.01% of the fund’s net assets and 0.00% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Consolidated Schedule of Investments.

Alternative Strategies Fund
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	72,348	2,441	—	74,789
Temporary Cash Investments	48,499	28,798	—	77,297
Total	120,847	31,239	—	152,086
Liabilities
Common Stocks	28,613	—	—	28,613
Derivative Financial Instruments
Assets
Futures Contracts[1]	3,399	—	—	3,399
Forward Currency Contracts	—	578	—	578
Total	3,399	578	—	3,977
Liabilities
Futures Contracts[1]	4,081	—	—	4,081
Forward Currency Contracts	—	1,122	—	1,122
Total	4,081	1,122	—	5,203
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities.
D.	At April 30, 2021, the fair values of derivatives were reflected in the Consolidated Schedule of Investments and Consolidated Statement of Assets and Liabilities as follows:

Consolidated Statement of Assets and Liabilities Caption	Equity Contracts ($000)	Commodity Contracts ($000)	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	275	3,124	—	—	3,399
Unrealized Appreciation—Forward Currency Contracts	—	—	—	578	578
Total Assets	275	3,124	—	578	3,977

Unrealized Depreciation—Futures Contracts[1]	1,271	2,126	684	—	4,081
Unrealized Depreciation—Forward Currency Contracts	—	—	—	1,122	1,122
Total Liabilities	1,271	2,126	684	1,122	5,203
1 Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities.

Alternative Strategies Fund
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2021, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Commodity Contracts ($000)	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	(2,027)	5,360	(1,152)	—	2,181
Forward Currency Contracts	—	—	—	4,909	4,909
Realized Net Gain (Loss) on Derivatives	(2,027)	5,360	(1,152)	4,909	7,090
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(2,583)	108	(151)	—	(2,626)
Forward Currency Contracts	—	—	—	407	407
Change in Unrealized Appreciation (Depreciation) on Derivatives	(2,583)	108	(151)	407	(2,219)
E.	As of April 30, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	141,334
Gross Unrealized Appreciation	16,589
Gross Unrealized Depreciation	(12,441)
Net Unrealized Appreciation (Depreciation)	4,148
F.	During the six months ended April 30, 2021, the fund purchased $79,951,000 of investment securities and sold $115,663,000 of investment securities, other than temporary cash investments. The proceeds of short sales and the cost of purchases to cover short sales were $57,302,000 and $28,153,000, respectively.
G.	Capital shares issued and redeemed were:

	Six Months Ended April 30, 2021	Year Ended October 31, 2020
	Shares (000)	Shares (000)
Issued	1,242	16,660
Issued in Lieu of Cash Distributions	122	829
Redeemed	(10,893)	(13,003)
Net Increase (Decrease) in Shares Outstanding	(9,529)	4,486
At April 30, 2021, Vanguard Managed Allocation Fund, was the record or beneficial owner of 74% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the

Alternative Strategies Fund
redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
H.	Management has determined that no material events or transactions occurred subsequent to April 30, 2021, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Alternative Strategies Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Quantitative Equity Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the investment management services provided to the fund since its inception in 2015; it also took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the fund’s performance since its inception, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Alternative Strategies Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2020, through December 31, 2020 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

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Q12982 062021

Semiannual Report   |   April 30, 2021
Vanguard Commodity Strategy Fund

Contents
About Your Fund’s Expenses	1
Consolidated Financial Statements	4
Trustees Approve Advisory Arrangement	16
Liquidity Risk Management	18

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Consolidated Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended April 30, 2021
Commodity Strategy Fund	Beginning Account Value 10/31/2020	Ending Account Value 4/30/2021	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$1,292.40	$1.14
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.80	1.00
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.20%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Commodity Strategy Fund
Fund Allocation
As of April 30, 2021
U.S. Government Securities	100.0%
The table reflects the fund’s investments, except for short-term investments and derivatives. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.
3

Commodity Strategy Fund
Consolidated Financial Statements (unaudited)
Consolidated Schedule of Investments
As of April 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (69.6%)
U.S. Government Securities (69.6%)
	U.S. Treasury Inflation Indexed Bonds	0.625%	7/15/21	33,768	34,185
	U.S. Treasury Inflation Indexed Bonds	0.125%	1/15/22	41,383	42,211
	U.S. Treasury Inflation Indexed Bonds	0.125%	4/15/22	40,374	41,408
	U.S. Treasury Inflation Indexed Bonds	0.125%	7/15/22	39,538	41,051
	U.S. Treasury Inflation Indexed Bonds	0.125%	1/15/23	48,831	51,150
	U.S. Treasury Inflation Indexed Bonds	0.625%	4/15/23	40,972	43,552
	U.S. Treasury Inflation Indexed Bonds	0.375%	7/15/23	47,631	50,980
	U.S. Treasury Inflation Indexed Bonds	0.625%	1/15/24	45,964	49,935
	U.S. Treasury Inflation Indexed Bonds	0.500%	4/15/24	25,707	27,957
	U.S. Treasury Inflation Indexed Bonds	0.125%	7/15/24	41,902	45,529
	U.S. Treasury Inflation Indexed Bonds	0.125%	10/15/24	35,282	38,419
	U.S. Treasury Inflation Indexed Bonds	0.250%	1/15/25	42,991	47,022
	U.S. Treasury Inflation Indexed Bonds	2.375%	1/15/25	26,919	31,677
	U.S. Treasury Inflation Indexed Bonds	0.125%	4/15/25	29,485	32,152
	U.S. Treasury Inflation Indexed Bonds	0.375%	7/15/25	41,070	45,581
	U.S. Treasury Inflation Indexed Bonds	0.125%	10/15/25	35,202	38,673
	U.S. Treasury Inflation Indexed Bonds	0.625%	1/15/26	35,670	40,045
	U.S. Treasury Inflation Indexed Bonds	2.000%	1/15/26	19,171	22,831
	U.S. Treasury Inflation Indexed Bonds	0.125%	4/15/26	19,766	21,675
Total U.S. Government and Agency Obligations (Cost $730,534)					746,033
				Shares
Temporary Cash Investments (33.5%)
Money Market Fund (12.7%)
[1]	Vanguard Market Liquidity Fund	0.068%		1,368,251	136,825
				Face Amount ($000)
U.S. Government and Agency Obligations (20.8%)
[2]	U.S. Treasury Bill	0.036%	6/3/21	16,200	16,200
[2]	U.S. Treasury Bill	0.010%	6/17/21	6,200	6,200
[2]	U.S. Treasury Bill	0.017%	6/24/21	10,100	10,100
[2]	U.S. Treasury Bill	0.020%	7/1/21	4,600	4,600
4

Commodity Strategy Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	U.S. Treasury Bill	0.005%–0.008%	7/29/21	186,000	185,993
					223,093
Total Temporary Cash Investments (Cost $359,916)					359,918
Total Investments (103.1%) (Cost $1,090,450)					1,105,951
Other Assets and Liabilities—Net (-3.1%)					(33,606)
Net Assets (100%)					1,072,345
Cost is in $000.
•	See Note A in Notes to Consolidated Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	Security is owned by the Vanguard CSF Portfolio, which is a wholly owned subsidiary of the Commodity Strategy Fund.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Bloomberg Commodity Index[2]	5/25/21	BARC	100,000	(0.100)	964	—
Bloomberg Commodity Index[2]	5/25/21	MLI	114,000	(0.060)	993	—
Bloomberg Commodity Index 2 Month Forward[2]	5/25/21	BARC	115,000	(0.110)	575	—
Bloomberg Commodity Index 3 Month Forward[2]	5/25/21	GSI	20,000	(0.120)	85	—
BofA Merrill Lynch Commodity MLCILP3E Excess Return Strategy[2,3]	5/25/21	MLI	20,000	(0.140)	71	—
BofA Merrill Lynch MLBXAKSV Excess Return Index[2,3]	5/25/21	MLI	83,000	(0.170)	1,057	—
Credit Suisse Custom 34 - 01E Forward Excess Return[2,3]	5/25/21	CSFBI	280,000	(0.160)	1,176	—
5

Commodity Strategy Fund
Over-the-Counter Total Return Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Goldman Sachs Commodity i-Select Strategy 1129[2,3]	5/25/21	GSI	280,000	(0.120)	1,139	—
Modified Strategy DBS18 on the Bloomberg Commodity Index[2,3]	5/25/21	GSI	52,000	(0.120)	300	—
					6,360	—
1	Based on 1M USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
2	Security is owned by the subsidiary.
3	Information on the components of the reference entity is available on www.vanguard.com
1M—1-month.
BARC—Barclays Bank plc.
CSFBI—Credit Suisse.
GSI—Goldman Sachs International.
MLI—Merrill Lynch International.
At April 30, 2021, the counterparties had deposited in segregated accounts securities with a value of $6,464,000 and cash of $940,000 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
6

Commodity Strategy Fund
Consolidated Statement of Assets and Liabilities
As of April 30, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $953,635)	969,126
Affiliated Issuers (Cost $136,815)	136,825
Total Investments in Securities	1,105,951
Investment in Vanguard	34
Receivables for Investment Securities Sold	18,312
Receivables for Accrued Income	736
Receivables for Capital Shares Issued	3,387
Unrealized Appreciation—Over-the-Counter Swap Contracts	6,360
Total Assets	1,134,780
Liabilities
Due to Custodian	17,902
Payables for Investment Securities Purchased	42,490
Payables for Capital Shares Redeemed	1,950
Payables to Vanguard	93
Total Liabilities	62,435
Net Assets	1,072,345
At April 30, 2021, net assets consisted of:

Paid-in Capital	900,260
Total Distributable Earnings (Loss)	172,085
Net Assets	1,072,345

Net Assets
Applicable to 34,296,569 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,072,345
Net Asset Value Per Share	$31.27

See accompanying Notes, which are an integral part of the Financial Statements.
7

Commodity Strategy Fund
Consolidated Statement of Operations

Six Months Ended April 30, 2021
($000)
Investment Income
Income
Interest[1]	4,441
Total Income	4,441
Expenses
The Vanguard Group—Note B
Investment Advisory Services	57
Management and Administrative	601
Marketing and Distribution	15
Custodian Fees	2
Shareholders’ Reports	3
Trustees’ Fees and Expenses—Note B	6
Total Expenses	684
Net Investment Income	3,757
Realized Net Gain (Loss)
Investment Securities Sold[1]	41
Swap Contracts	138,327
Realized Net Gain (Loss)	138,368
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	10,721
Swap Contracts	15,308
Change in Unrealized Appreciation (Depreciation)	26,029
Net Increase (Decrease) in Net Assets Resulting from Operations	168,154
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $39,000, $0, and $0, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
8

Commodity Strategy Fund
Consolidated Statement of Changes in Net Assets

	Six Months Ended April 30, 2021	Year Ended October 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	3,757	3,256
Realized Net Gain (Loss)	138,368	2,360
Change in Unrealized Appreciation (Depreciation)	26,029	(3,292)
Net Increase (Decrease) in Net Assets Resulting from Operations	168,154	2,324
Distributions
Total Distributions	(2,526)	(1,458)
Capital Share Transactions
Issued	618,664	310,858
Issued in Lieu of Cash Distributions	2,099	1,346
Redeemed	(86,760)	(147,645)
Net Increase (Decrease) from Capital Share Transactions	534,003	164,559
Total Increase (Decrease)	699,631	165,425
Net Assets
Beginning of Period	372,714	207,289
End of Period	1,072,345	372,714

See accompanying Notes, which are an integral part of the Financial Statements.
9

Commodity Strategy Fund
Consolidated Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months, Ended April 30, 2021	Year Ended October 31, 2020	June 25, 2019[1] to October 31, 2019

Net Asset Value, Beginning of Period	$24.32	$24.83	$25.00
Investment Operations
Net Investment Income[2]	.156	.265	.143
Net Realized and Unrealized Gain (Loss) on Investments	6.928	(.620)	(.313)
Total from Investment Operations	7.084	(.355)	(.170)
Distributions
Dividends from Net Investment Income	(.134)	(.155)	—
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.134)	(.155)	—
Net Asset Value, End of Period	$31.27	$24.32	$24.83
Total Return[3]	29.24%	-1.45%	-0.68%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,072	$373	$207
Ratio of Total Expenses to Average Net Assets	0.20%	0.20%	0.20%[4]
Ratio of Net Investment Income to Average Net Assets	1.12%	1.15%	1.65%[4]
Portfolio Turnover Rate	8%	38%	7%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.
10

Commodity Strategy Fund
Notes to Consolidated Financial Statements
Vanguard Commodity Strategy Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
The Consolidated Financial Statements include Vanguard CSF Portfolio (“the subsidiary”), which commenced operations on June 25, 2019. The subsidiary is wholly owned by the fund and is a unit trust established in the Cayman Islands under the Trusts Law (2011 Revision) of the Cayman Islands, which is organized to invest in certain commodity-linked investments on behalf of the fund, consistent with the fund’s investment objectives and policies. The commodity-linked investments and other investments held by the subsidiary are subject to the same risks that apply to similar investments if held directly by the fund. As of April 30, 2021, the fund held $229,852,000 in the subsidiary, representing 21% of the fund’s net assets. All inter-fund transactions and balances (including the fund’s investment in the subsidiary) have been eliminated, and the Consolidated Financial Statements include all investments and other accounts of the subsidiary as if held directly by the fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Swap Contracts: The fund gains exposure to commodities through the subsidiary's investment in swaps that earn the total return on a specified commodity index. Under the terms of the swaps, the subsidiary receives the total return on the specified index (receiving the increase or paying the decrease in the value of the specified index), applied to a notional amount. The subsidiary also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the subsidiary invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the subsidiary. The subsidiary’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The subsidiary mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the subsidiary cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the subsidiary may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the subsidiary under the master netting
11

Commodity Strategy Fund
arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the subsidiary net assets decline below a certain level, triggering a payment by the subsidiary if the subsidiary is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the subsidiary has pledged. Any securities pledged as collateral for open contracts are noted in the Consolidated Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Consolidated Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Consolidated Statement of Assets and Liabilities as an asset (liability) and in the Consolidated Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended April 30, 2021, the fund’s average amounts of investments in total return swaps represented 101% of net assets, based on the average of notional amounts at each quarter-end during the period.
The following table summarizes the fund’s derivative assets and liabilities by counterparty for derivatives subject to arrangements that provide for offsetting assets and liabilities.
	Assets Reflected in Consolidated Statement of Assets and Liabilities[1] ($000)	Liabilities Reflected in Consolidated Statement of Assets and Liabilities[1] ($000)	Net Amount Receivable (Payable) ($000)	Amounts Not Offset in the Consolidated Statement of Assets and Liabilities		Net Exposure[3] (Not Less Than $0) ($000)
				Collateral Pledged[2] ($000)	Collateral Received[2] ($000)
Derivatives Subject to Offsetting Arrangements, by Counterparty
Barclays Bank plc	1,539	—	1,539	—	2,158	—
Credit Suisse	1,176	—	1,176	—	940	236
Goldman Sachs International	1,524	—	1,524	—	1,406	118
Merrill Lynch International	2,121	—	2,121	—	2,900	—
Total	6,360	—	6,360	—	7,404	354
1  Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.
2  Securities or other assets pledged as collateral are noted in the Consolidated Schedule of Investments and Consolidated Statement of Assets and Liabilities. Securities or other assets received as collateral are held in a segregated account and not included in the fund’s security holdings in the Consolidated Schedule of Investments.
3  Net Exposure represents the net amount receivable from the counterparty in the event of default. Counterparties are not required to exchange collateral if amount is below a specified minimum transfer amount.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The subsidiary is classified as a foreign corporation for U.S. tax purposes, and because it does not carry on a U.S. trade or business, is generally not subject to U.S. federal income tax. The subsidiary also complies with the Foreign Account Tax Compliance Act ("FATCA") and thus will not be subject to 30% withholding under
12

Commodity Strategy Fund
FATCA on any income from U.S. investments. In addition, the subsidiary is not subject to Cayman Islands income tax. The subsidiary is not required to distribute any earnings and profits to the fund. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after filing the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Consolidated Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
13

Commodity Strategy Fund
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Under a separate agreement, Vanguard provides corporate management and administrative services to the subsidiary for an annual fee of 0.10% of average net assets of the subsidiary, generally settled once a month. In addition, the subsidiary pays an unaffiliated third party, VGMF I (Cayman) Limited, an affiliate of Maples Trustee Services (Cayman) Limited, a fee plus reasonable additional expenses for trustee services. All of the subsidiary’s expenses are reflected in the Consolidated Statement of Operations and in the Ratio of Total Expenses to Average Net Assets in the Consolidated Financial Highlights.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2021, the fund had contributed to Vanguard capital in the amount of $34,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Consolidated Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	746,033	—	746,033
Temporary Cash Investments	136,825	223,093	—	359,918
Total	136,825	969,126	—	1,105,951
Derivative Financial Instruments
Assets
Swap Contracts	—	6,360	—	6,360
14

Commodity Strategy Fund
D.	As of April 30, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,090,792
Gross Unrealized Appreciation	15,513
Gross Unrealized Depreciation	(354)
Net Unrealized Appreciation (Depreciation)	15,159
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2020, the fund had available capital losses totaling $635,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2021; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended April 30, 2021, the fund purchased $469,310,000 of investment securities and sold $35,460,000 of investment securities, other than temporary cash investments.
F.	Capital shares issued and redeemed were:

	Six Months Ended April 30, 2021	Year Ended October 31, 2020
	Shares (000)	Shares (000)
Issued	21,941	13,549
Issued in Lieu of Cash Distributions	81	53
Redeemed	(3,049)	(6,625)
Net Increase (Decrease) in Shares Outstanding	18,973	6,977
G.	Management has determined that no events or transactions occurred subsequent to April 30, 2021, that would require recognition or disclosure in these financial statements.
15

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Commodity Strategy Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Quantitative Equity and Fixed Income Groups. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the investment management services provided to the fund since its inception in 2019; it also took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. Both the Quantitative Equity Group and the Fixed Income Group adhere to sound, disciplined investment management processes; each group’s management team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the fund’s performance since its inception, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
16

Cost
The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below the peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
17

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Trustees’ Equity Fund approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Commodity Strategy Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2020, through December 31, 2020 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
18

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You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
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All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q5172 062021

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In 2020, a third-party service provider began performing certain administrative and accounting services for Vanguard International Value Fund, Vanguard Diversified Equity Fund, and Vanguard Commodity Strategy Fund. There were no other significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(b)	Certifications field herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD TRUSTEES’ EQUITY FUND

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: June 18, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TRUSTEES’ EQUITY FUND

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: June 18, 2021

VANGUARD TRUSTEES’ EQUITY FUND

BY:	/s/ JOHN BENDL*
JOHN BENDL
CHIEF FINANCIAL OFFICER

Date: June 18, 2021

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney  filed on December 18, 2020 (see File Number 33-64845), Incorporated by Reference